United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST

             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204

               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204

                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235
                                                           --------------

                   Date of fiscal year end: December 31, 2007
                                            -----------------

                     Date of reporting period: June 30, 2007
                                               -------------

Item 1. Reports to Shareholders

                                 THE CAMPBELL
                             MULTI-STRATEGY TRUST


                               SEMI-ANNUAL REPORT
                                 June 30, 2007
                                  (UNAUDITED)



                                     [LOGO]

                        THE CAMPBELL MULTI-STRATEGY TRUST

                                Table of Contents

                                                                          Page
                                                                        --------
A Letter to Our Shareholders                                                1
Financial Statements
  Statement of Assets and Liabilities                                       4
  Condensed Schedule of Investments                                         5
  Statement of Operations                                                  14
  Statements of Changes in Shareholders' Capital (Net Assets)              15
  Notes to Financial Statements                                            16

Dear Shareholders,

Performance

      The Trust's return for the six months ended June 30, 2007 calendar was 3.85%. We would like to share a quarterly recap, from our perspective, of the events over the past six months that were both favorable and unfavorable to the Trust's positions.

      The first quarter demonstrates how market perceptions on the global macroeconomic environment can drastically change during the quarter. Fixed Income was initially a driver in performance as a result of the acceleration of global economic momentum but ultimately resulted in overall losses for the quarter. The global growth environment turned into a flight to quality from risky assets sponsored by Greenspan comments about a recession by year end and the whipsaw activity experience in Fixed Income. Currency trading followed a similar path of Fixed Income (initial gains and overall quarterly losses), initial gains from currency crosses were generated from unexpected rate hikes by BOE in the beginning of the quarter but were wiped out by the liquidations of Yen-based carry trades in February followed by whipsaw activity at the end of quarter. The Trust's cash equities and equity indices initially bucked the trend of Fixed Income and currency with gains coming from our fundamental models and strong M&A activity but ultimately succumbed to an overall quarterly loss. Energy losses were driven by price declines in January on inventory build-ups due to warmer than average temperatures, but finished the last two months of the quarter basically flat. Global economic worries that were sparked at the end of February continued through the early part of March. All major market sectors experienced increased volatility accompanied by sharply higher short-term correlation. Whipsaw activity in currencies, interest rates and equities led to negative performance in all of these sectors, acting as the primary drivers of March losses. Risk levels for the Trust were reduced early in March in response to market conditions, and have been restored to normal levels as conditions have warranted. The Trust finished the quarter down 3.80%.

      The second quarter charged forward with M&A activity supported by impressive earnings, unfettered access to liquidity and major US indices reaching all time highs to only end with inflation concerns and a flight to quality related to the sub-prime world. Cash equity model gains were provided by our US fundamental and Japanese technical models but were reversed later in the quarter. Currencies provided gains early and late in the quarter related to negative US dollar sentiment but experienced losses mid-quarter mainly in outright exposures. Fixed Income gains early in the month of April were given back during the last days of the month but global fixed income prices breaking out their trading ranges in May allowed the Trust to gain on both the long and short end of the yield curve. Early in the quarter commodity trading was positive as copper prices rallied on China's release of high import figures then finished slightly negative mid quarter with energy trading gains mitigating some losses in metals. Commodities ended the quarter with small losses related to being short crude as it rallied above $70 per barrel on geo-political risks and inventory changes keeping traders bullish. The Trust finished the quarter up 7.65%, year to date up 3.85%.

Renewal of Investment Advisory Agreement with Campbell Investment Adviser LLC

      At a meeting held on June 12, 2007, the Board of Trustees of the Campbell Multi-Strategy Trust, including all of the Independent Trustees, considered the extension of the Investment Advisory Agreement between the Fund and Campbell & Company Investment Adviser LLC ("Campbell") for an additional year.

      In considering whether to continue the Trust's Investment Advisory Agreement, the Board reviewed materials provided by Campbell and Trust counsel at the meeting, which included, among other things, performance and fee information for the Trust and other Competitive Funds (as defined below), information regarding Campbell's financial condition and the duties of the Board. The Board also met with investment management personnel from Campbell, and considered information and other materials deemed relevant to the Board's determination that had been provided at the meeting or throughout the preceding year. The Board considered factors relating to both the selection of the investment adviser and the approval of the management fee when reviewing the Investment Advisory Agreement. In particular, the Board considered the following.

      The nature, extent and quality of services provided by Campbell. First, the Trustees reviewed the services that Campbell provides to the Trust, including making the day-to-day investment decisions for the Trust, and generally managing the Trust's investments in accordance with the stated policies of the Trust. The Trustees considered Campbell's ability to continue to perform the services required of it by the Trust, including Campbell's financial condition and whether Campbell had the financial and other resources necessary to continue to carry out its functions under the Investment Advisory Agreement. The Trustees also considered the amount of time Campbell dedicated to the Trust during the previous year. Additionally, the Trustees considered the services provided by Campbell to other clients that it manages, as well as the compliance program of Campbell and Campbell's commitment to updating such program on a regular basis.

      In addition, the Trustees considered the size, education, background and experience of Campbell's staff. They also took into consideration Campbell's quality of service and longevity in the industry. Lastly, the Trustees reviewed Campbell's ability to attract and retain quality and experienced personnel. In this regard, the Trustees considered and reviewed the changes in staffing at Campbell during the prior year.

      The Trustees concluded that the scope of services provided by Campbell to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by Campbell had not diminished since the initial approval of the Investment Advisory Agreement.

      Performance. Next, the Trustees reviewed the past investment performance of the Trust. The Trustees then reviewed Campbell's performance with respect to the funds and other clients for which it provides investment advisory services. The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant, and found that Campbell had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies. The Trustees determined that the Trust's performance was satisfactory.

      Cost of the services provided and profits realized by Campbell. Next, the Trustees considered the cost of the services provided by Campbell. As part of their analysis, the Trustees gave substantial consideration to the fees payable to Campbell. The Trustees noted that Campbell's management fee is determined as a percentage of average month-end net assets of the Trust. In addition, the Trustees considered that Campbell is also paid a quarterly performance fee determined as a percentage of aggregate cumulative appreciation of the Trust's assets, including interest income, and as adjusted for subscriptions and repurchases, on a cumulative high water mark basis.

      In reviewing the management fee, the Trustees considered information compiled by Campbell regarding the fees charged by other money managers with whom Campbell and its affiliates compete ("Competitive Funds"), but noted the differences between the Trust and the Competitive Funds. The Trustees also considered the fees charged by Campbell to the other funds and investment vehicles for which it provides advisory services. The Trustees concluded that the management fee and performance fee were reasonable, compared to those of the Competitive Funds and the fees charged by Campbell to other funds and clients for which it provides advisory services, based upon the nature and quality of services provided to, and the characteristics of, the Trust.

      Finally, the Trustees reviewed information regarding the profitability to Campbell of its relationship with the Trust and regarding Campbell's financial condition. The Trustees considered the level of Campbell's profits and whether the profits were reasonable for Campbell. The Trustees found that the profits realized by Campbell from its relationship with the Trust were reasonable and consistent with fiduciary duties. The Trustees also found that Campbell had the financial resources necessary to continue to carry out its functions under the Investment Advisory Agreement.

      Economies of Scale. Economies of scale are not relevant to the advisory fee, as the 2% management fee and the 20% performance fee do not decrease with an increase in assets under management.

      After considering all of these factors, the Trustees, including all of the Independent Trustees, unanimously approved and authorized the extension of the Investment Advisory Agreement between the Fund and Campbell for an additional year.

Best regards,


/s/ Theresa D. Becks

Theresa D. Becks
Chief Executive Officer

                        THE CAMPBELL MULTI-STRATEGY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

ASSETS
  Investment securities at value (cost - $336,152,781)            $ 339,064,279
  Options purchased, at fair value (premiums paid - $497,334)           541,686
  Cash deposits with custodian                                        8,698,678
  Cash deposits with securities broker                              296,259,436
  Restricted cash deposits with futures broker                       17,839,853
  Cash deposits with forwards broker                                 15,040,407
  Cash                                                                6,310,948
  Net unrealized gain on open futures contracts                       5,790,386
  Net unrealized gain on open forward currency contracts              9,116,626
  Receivable for securities sold                                     39,873,083
  Interest and dividends receivable                                   1,652,427
  Prepaid expenses                                                        5,687
                                                                  -------------
    Total assets                                                    740,193,496
                                                                  -------------
LIABILITIES
  Securities sold short at value (proceeds - $324,319,595)          329,619,485
  Options written, at fair value (premiums received - $284,121)         289,920
  Payable for securities purchased                                   40,311,915
  Accounts payable                                                      114,738
  Accrued commissions and other trading fees on open futures,
    forward currency and options on forward currency contracts           85,413
  Securities brokerage fees payable                                     194,272
  Dividends payable                                                     266,933
  Redemptions payable                                                11,828,360
  Trading management fee payable                                        605,156
  Performance fee payable                                             1,384,483
  Sales fee payable                                                     555,156
  Offering costs payable                                                226,934
  Subscription deposits                                                  95,000
                                                                  -------------
    Total liabilities                                               385,577,765
                                                                  -------------
NET ASSETS                                                        $ 354,615,731
                                                                  =============
SHAREHOLDERS' CAPITAL (Net Assets)
  258,388.517 shares outstanding at June 30, 2007;
    unlimited shares authorized                                   $ 354,615,731
                                                                  -------------
    Total shareholders' capital (Net Assets)
      (equivalent to $1,372.41 per share
      based on 258,388.517 shares
      outstanding)                                                $ 354,615,731
                                                                  =============

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                           % of Net
                                               Shares         Value       Asset Value
                                            ------------  -------------  -------------
INVESTMENT SECURITIES

Common Stocks (United States)
-----------------------------
  Consumer Discretionary
    Big Lots Inc.*                               144,991  $   4,265,635           1.20%
    Black & Decker Corp.                          36,416      3,215,897           0.91%
    Blue Nile Inc.*                               52,626      3,178,610           0.90%
    KB Home                                       69,975      2,754,798           0.78%
    Mattel Inc.                                  118,509      2,997,093           0.85%
    RadioShack Corp.                             102,498      3,396,784           0.96%
    Winnebago Industries Inc.                    102,579      3,028,132           0.85%
    Other                                                    26,957,276           7.60%
                                                          -------------  -------------
                                                             49,794,225          14.05%
                                                          -------------  -------------
  Consumer Staples
    UST Inc.                                      56,903      3,056,260           0.86%
    Other                                                    10,693,867           3.02%
                                                          -------------  -------------
                                                             13,750,127           3.88%
                                                          -------------  -------------
  Energy
    Exxon Mobil Corp.                             35,768      3,000,220           0.85%
    Global Industries Ltd*                       123,716      3,318,063           0.94%
    Other                                                    11,417,175           3.21%
                                                          -------------  -------------
                                                             17,735,458           5.00%
                                                          -------------  -------------
  Financial
    Allstate Corp.                                51,063      3,140,885           0.89%
    Bear Stearns Companies Inc.                   21,137      2,959,180           0.83%
    CIT Group Inc                                 57,528      3,154,260           0.89%
    Countrywide Financial Corp.                   76,986      2,798,441           0.79%
    FirstFed Financial Corp.*                     51,050      2,896,067           0.82%
    Goldman Sachs Group Inc.                      13,628      2,953,869           0.83%
    National City Corp                            80,974      2,698,054           0.76%
    PMI Group Inc.                                71,003      3,171,704           0.89%
    Travelers Inc.                                59,488      3,182,608           0.89%
    Other                                                    32,899,358           9.29%
                                                          -------------  -------------
                                                             59,854,426          16.88%
                                                          -------------  -------------
  Healthcare
    Apria Healthcare Group Inc.*                 102,811      2,957,872           0.83%
    Coventry Health Care Inc.*                    57,564      3,318,565           0.94%
    Humana Inc.*                                  48,042      2,926,238           0.83%
    Magellan Health Services Inc.*                73,497      3,415,406           0.96%
    Other                                                    22,737,331           6.41%
                                                          -------------  -------------
                                                             35,355,412           9.97%
                                                          -------------  -------------

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                     JUNE 30, 2007 (UNAUDITED) - (CONTINUED)

                                                                           % of Net
                                               Shares         Value       Asset Value
                                           -------------  -------------  -------------
INVESTMENT SECURITIES (continued)

Common Stocks (United States) (continued)
-----------------------------------------
  Industrial
    Dun & Bradstreet Corp.                        27,597  $   2,841,939           0.80%
    EMCOR Group Inc.*                             40,090      2,922,561           0.82%
    Landstar System Inc.                          63,987      3,087,373           0.87%
    SPX Corp.                                     39,512      3,469,549           0.98%
    Other                                                    23,383,257           6.60%
                                                          -------------  -------------
                                                             35,704,679          10.07%
                                                          -------------  -------------
  Information Technology
    Applied Materials, Inc.                      138,611      2,754,201           0.78%
    CSG Systems International Inc.*              124,670      3,305,002           0.93%
    InterDigital, Inc.*                          100,003      3,217,097           0.91%
    MicroStrategy Inc.*                           33,458      3,161,446           0.89%
    Novellus Systems, Inc*                       117,780      3,341,419           0.94%
    RealNetworks Inc.*                           351,778      2,874,026           0.81%
    Other                                                    26,779,782           7.55%
                                                          -------------  -------------
                                                             45,432,973          12.81%
                                                          -------------  -------------
  Materials
    AK Steel Holding Corp.*                       92,597      3,460,350           0.98%
    CF Industries Holdings, Inc.                  58,097      3,479,429           0.98%
    OM Group, Inc.*                               54,487      2,883,452           0.81%
    Pactiv Corp.*                                 97,447      3,107,585           0.87%
    Other                                                     7,081,433           2.00%
                                                          -------------  -------------
                                                             20,012,249           5.64%
                                                          -------------  -------------
  Telecommunications                                          4,189,647           1.18%
                                                          -------------  -------------
  Utilities
    Energen Corp.                                 58,783      3,229,538           0.91%
    Pinnacle West Capital Corp.                   71,989      2,868,762           0.81%
    Other                                                    14,339,785           4.04%
                                                          -------------  -------------
                                                             20,438,085           5.76%
                                                          -------------  -------------
    Total common stocks (United States)
      (cost - $299,197,526)                                 302,267,281          85.24%
                                                          -------------  -------------
Common Stocks (Non-United States)
---------------------------------
  Bermuda
    Consumer Discretionary                                       24,671           0.01%
    Industrial                                                    8,131           0.00%
                                                          -------------  -------------
                                                                 32,802           0.01%
                                                          -------------  -------------
  Brazil
    Materials                                                   380,532           0.11%
    Telecommunications                                          110,115           0.03%
                                                          -------------  -------------
                                                                490,647           0.14%
                                                          -------------  -------------

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                     JUNE 30, 2007 (UNAUDITED) - (CONTINUED)

                                                                           % of Net
                                               Shares         Value       Asset Value
                                           -------------  -------------  -------------
INVESTMENT SECURITIES (continued)

Common Stocks (Non-United States) (continued)
---------------------------------------------
  Canada
    Consumer Staples                                      $       1,394           0.00%
    Energy                                                      556,204           0.16%
    Financial                                                    30,192           0.01%
    Information Technology                                      238,319           0.07%
    Materials                                                 1,215,612           0.32%
                                                          -------------  -------------
                                                              2,041,721           0.56%
                                                          -------------  -------------
  France
    Financial                                                   321,380           0.09%
    Telecommunications                                          348,641           0.09%
                                                          -------------  -------------
                                                                670,021           0.18%
                                                          -------------  -------------
  Germany
    Financial                                                   226,543           0.06%
    Materials                                                    11,220           0.01%
                                                          -------------  -------------
                                                                237,763           0.07%
                                                          -------------  -------------
  Great Britian
    Consumer Staples                                              6,165           0.00%
    Financial                                                    45,692           0.02%
    Telecommunications                                           75,901           0.02%
                                                          -------------  -------------
                                                                127,758           0.04%
                                                          -------------  -------------
  India
    Information Technology                                       57,019           0.02%
                                                          -------------  -------------
  Indonesia
    Telecommunications                                          124,990           0.04%
                                                          -------------  -------------
  Israel
    Information Technology                                       97,240           0.03%
                                                          -------------  -------------
  Japan
    Consumer Discretionary                                    2,943,098           0.83%
    Consumer Staples                                          1,076,421           0.30%
    Energy                                                      198,016           0.06%
    Financial                                                 3,313,969           0.93%
    Healthcare                                                1,295,309           0.37%
    Industrial                                                4,826,963           1.36%
    Information Technology                                    2,316,607           0.65%
    Materials                                                 2,130,998           0.60%
    Telecommunications                                          559,991           0.16%
    Utilities                                                   423,640           0.12%
                                                          -------------  -------------
                                                             19,085,012           5.38%
                                                          -------------  -------------

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                     JUNE 30, 2007 (UNAUDITED) - (CONTINUED)

                                                                           % of Net
                                               Shares         Value       Asset Value
                                           -------------  -------------  -------------
INVESTMENT SECURITIES (continued)

Common Stocks (Non-United States) (continued)
---------------------------------------------
  Luxembourg
    Telecommunications                                    $      24,376           0.01%
                                                          -------------  -------------
  Mexico
    Materials                                                     1,144           0.00%
                                                          -------------  -------------
  Netherlands
    Energy                                                      130,875           0.04%
    Information Technology                                      469,809           0.13%
                                                          -------------  -------------
                                                                600,684           0.17%
                                                          -------------  -------------
  People's Republic of China
    Industrial                                                  359,467           0.10%
                                                          -------------  -------------
  Philippines
    Telecommunications                                           89,918           0.03%
                                                          -------------  -------------
  Russia
    Telecommunications                                          264,138           0.07%
                                                          -------------  -------------
  South Africa
    Energy                                                      140,024           0.04%
    Materials                                                 2,010,313           0.57%
                                                          -------------  -------------
                                                              2,150,337           0.61%
                                                          -------------  -------------
  South Korea
    Telecommunications                                            6,968           0.00%
                                                          -------------  -------------
  Spain
    Financial                                                   144,062           0.04%
                                                          -------------  -------------
  Switzerland
    Financial                                                    91,538           0.03%
    Materials                                                   141,549           0.04%
                                                          -------------  -------------
                                                                233,087           0.07%
                                                          -------------  -------------
    Total common stocks (Non-United States)
      (cost - $26,997,411)                                   26,839,154           7.57%
                                                          -------------  -------------

United States Government Securities**
-------------------------------------

 Maturity        Maturity                                                  % of Net
Face Value         Date       Description                     Value       Asset Value
------------- -------------   -----------                 -------------  -------------
$ 10,000,000    08/02/2007    U.S. Treasury Bills

    (cost, including accrued interest, - $9,957,844)          9,957,844           2.81%
                                                          -------------  -------------
    Total investment securities (cost - $336,152,781)     $ 339,064,279          95.62%
                                                          =============  =============

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                     JUNE 30, 2007 (UNAUDITED) - (CONTINUED)

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
                                                                           % of Net
                Description                                   Value       Asset Value
                -----------                               -------------  -------------
                Purchased options on forward currency
                  contracts (premiums paid - $497,334)    $     541,686           0.15%
                                                          =============  =============
FUTURES CONTRACTS

  Contracts Purchased
  -------------------
                                                                           % of Net
                Description                                   Value       Asset Value
                -----------                               -------------  -------------
                Metals                                    $    (103,591)         (0.03)%
                Stock indices                                 1,336,398           0.37%
                Short-term interest rates                        (2,906)          0.00%
                Long-term interest rates                        (82,526)         (0.02)%
                                                          -------------  -------------
    Net unrealized gain on futures contracts purchased        1,147,375           0.32%
                                                          -------------  -------------
  Contracts Sold
  --------------

                Description
                -----------
                Energy                                         (237,986)         (0.07)%
                Metals                                           72,727           0.02%
                Stock indices                                      (285)          0.00%
                Short-term interest rates                       (35,095)         (0.01)%
                Long-term interest rates                      4,843,650           1.37%
                                                          -------------  -------------
    Net unrealized gain on futures contracts sold             4,643,011           1.31%
                                                          -------------  -------------
    Net unrealized gain on futures contracts              $   5,790,386           1.63%
                                                          =============  =============

LONG FORWARD CURRENCY CONTRACTS
                                                                           % of Net
    Amount      Description                                   Value       Asset Value
    ------      -----------                               -------------  -------------
   158,288,405  British Pound, 9/19/07                    $   3,819,612           1.08%
                Other long forward currency contracts         8,112,506           2.28%
                                                          -------------  -------------
    Total long forward currency contracts                    11,932,118           3.36%
                                                          -------------  -------------

SHORT FORWARD CURRENCY CONTRACTS
                                                                           % of Net
    Amount      Description                                   Value       Asset Value
    ------      -----------                               -------------  -------------
56,438,032,955  Japanese Yen, 9/19/07                     $   4,094,881           1.15%
                Other short forward currency contracts       (6,910,373)         (1.94)%
                                                          -------------  -------------
    Total short forward currency contracts                   (2,815,492)         (0.79)%
                                                          -------------  -------------
    Net unrealized gain on forward currency contracts     $   9,116,626           2.57%
                                                          =============  =============

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                     JUNE 30, 2007 (UNAUDITED) - (CONTINUED)

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
                                                                           % of Net
                Description                                   Value       Asset Value
                -----------                               -------------  -------------
                Written options on forward currency
                  contracts (premiums received
                  - $284,121)                             $    (289,920)         (0.08)%
                                                          =============  =============

                                                                           % of Net
                                               Shares         Value       Asset Value
                                            ------------  -------------  -------------
INVESTMENT SECURITIES SOLD SHORT

Common Stocks (United States)
-----------------------------
  Consumer Discretionary
    Urban Outfitter Inc. ***                     119,929      2,881,894           0.81%
    Other                                                    44,853,277          12.65%
                                                          -------------  -------------
                                                             47,735,171          13.46%
                                                          -------------  -------------

  Consumer Staples                                           14,789,417           4.17%
                                                          -------------  -------------
  Energy
    ATP Oil & Gas Corp ***                        57,389      2,791,401           0.79%
    Chesapeake Energy Corp                        93,580      3,237,868           0.91%
    Other                                                    12,279,912           3.46%
                                                          -------------  -------------
                                                             18,309,181           5.16%
                                                          -------------  -------------
  Financial
    Arthur J. Gallagher & Co.                    113,792      3,172,521           0.89%
    East West Bancorp Inc.                        69,868      2,716,468           0.77%
    Other                                                    45,411,097          12.81%
                                                          -------------  -------------
                                                             51,300,086          14.47%
                                                          -------------  -------------
  Healthcare
    Amedisys Inc. ***                             90,502      3,287,938           0.93%
    Other                                                    30,009,072           8.46%
                                                          -------------  -------------
                                                             33,297,010           9.39%
                                                          -------------  -------------
  Industrial
    GATX Corp.                                    63,819      3,143,086           0.89%
    Other                                                    45,138,401          12.73%
                                                          -------------  -------------
                                                             48,281,487          13.62%
                                                          -------------  -------------
  Information Technology
    Komag Inc. ***                                87,761      2,798,698           0.79%
    Micron Technology Inc. ***                   218,345      2,735,863           0.77%
    Other                                                    34,204,710           9.65%
                                                          -------------  -------------
                                                             39,739,271          11.21%
                                                          -------------  -------------

  Materials                                                  19,146,811           5.40%
                                                          -------------  -------------

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                     JUNE 30, 2007 (UNAUDITED) - (CONTINUED)

                                                                           % of Net
                                               Shares         Value       Asset Value
                                            ------------  -------------  -------------
INVESTMENT SECURITIES SOLD SHORT
  (continued)

Common Stocks (Non-United States)
---------------------------------
  Telecommunications                                      $   4,498,588           1.26%
                                                          -------------
  Utilities
    Aqua America Inc.                            121,889      2,741,284           0.77%
    Equitable Resources Inc.                      59,922      2,969,734           0.84%
    Other                                                     9,658,381           2.72%
                                                          -------------  -------------
                                                             15,369,399           4.33%
                                                          -------------  -------------
    Total common stocks sold short
      (United States) (proceeds
      - $287,774,794)                                       292,466,421          82.47%
                                                          -------------  -------------
  Bermuda
    Financial                                                 2,276,831           0.64%
    Information Technology                                    1,676,863           0.47%
                                                          -------------  -------------
                                                              3,953,694           1.11%
                                                          -------------  -------------
  Brazil
    Consumer Staples                                            367,366           0.10%
    Energy                                                    1,547,284           0.44%
    Financial                                                   251,664           0.07%
    Industrial                                                   99,505           0.03%
    Materials                                                   307,823           0.09%
    Utilities                                                   104,910           0.03%
                                                          -------------  -------------
                                                              2,678,552           0.76%
                                                          -------------  -------------
  Canada
    Consumer Discretionary                                       54,503           0.02%
    Energy                                                    1,286,210           0.36%
    Industrial                                                  328,470           0.09%
    Information Technology                                        1,719           0.00%
    Materials                                                   161,202           0.05%
    Telecommunications                                            4,207           0.00%
                                                          -------------  -------------
                                                              1,836,311           0.52%
                                                          -------------  -------------
  Cayman Islands
    Consumer Staples                                            354,833           0.10%
    Financial                                                 1,121,497           0.32%
    Information Technology                                    1,218,554           0.34%
                                                          -------------  -------------
                                                              2,694,884           0.76%
                                                          -------------  -------------

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                     JUNE 30, 2007 (UNAUDITED) - (CONTINUED)

                                                                           % of Net
                                               Shares         Value       Asset Value
                                            ------------  -------------  -------------
INVESTMENT SECURITIES SOLD SHORT
  (continued)

Common Stocks (Non-United States)
  (continued)
---------------------------------
  France
    Energy                                                $      60,249           0.02%
    Healthcare                                                   19,410           0.00%
    Information Technology                                       23,254           0.01%
                                                          -------------  -------------
                                                                102,913           0.03%
                                                          -------------  -------------
  Germany
    Industrial                                                  168,382           0.05%
    Information Technology                                      590,829           0.17%
    Materials                                                    45,618           0.01%
                                                          -------------  -------------
                                                                804,829           0.23%
                                                          -------------  -------------
  Great Britain
    Consumer Staples                                             54,423           0.02%
    Energy                                                    1,522,875           0.43%
    Financial                                                    67,986           0.02%
    Healthcare                                                  141,588           0.03%
                                                          -------------  -------------
                                                              1,786,872           0.50%
                                                          -------------  -------------
  Hong Kong
    Energy                                                    1,171,234           0.33%
    Telecommunications                                          932,093           0.26%
                                                          -------------  -------------
                                                              2,103,327           0.59%
                                                          -------------  -------------
  Japan
    Consumer Discretionary                                    4,670,631           1.32%
    Consumer Staples                                          1,228,178           0.35%
    Energy                                                      482,765           0.14%
    Financial                                                 3,346,141           0.94%
    Healthcare                                                  680,428           0.19%
    Industrial                                                3,829,541           1.08%
    Information Technology                                    2,002,405           0.56%
    Materials                                                 2,575,445           0.73%
    Utilities                                                   180,206           0.05%
                                                          -------------  -------------
                                                             18,995,740           5.36%
                                                          -------------  -------------
  Mexico
    Materials                                                   674,016           0.19%
                                                          -------------  -------------
  Norway
    Energy                                                       80,006           0.02%
                                                          -------------  -------------

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                     JUNE 30, 2007 (UNAUDITED) - (CONTINUED)

                                                                           % of Net
                                               Shares         Value       Asset Value
                                            ------------  -------------  -------------
INVESTMENT SECURITIES SOLD SHORT
  (continued)

Common Stocks (Non-United States)
  (continued)
---------------------------------
  People's Republic of China
    Information Technology                                $   1,061,812           0.30%
                                                          -------------  -------------
  Peru
    Materials                                                    51,095           0.01%
                                                          -------------  -------------
  South Korea
    Utilities                                                   172,835           0.05%
                                                          -------------  -------------
  Spain
    Energy                                                       36,455           0.01%
                                                          -------------  -------------
  Taiwan Republic of China
    Information Technology                                      100,509           0.03%
                                                          -------------  -------------
  Turkey
    Telecommunications                                           19,214           0.01%
                                                          -------------  -------------
    Total common stocks sold short
      (Non-United States)
      (proceeds - $36,544,801)                               37,153,064          10.48%
                                                          -------------  -------------
    Total investment securities sold short
      (proceeds - $324,319,595)                           $ 329,619,485          92.95%
                                                          =============  =============


----------
*     Non-income producing security.

** Pledged as collateral for the trading of forward and options on forward contracts.

***   Security did not pay a dividend during the previous twelve months.

ADR - American Depository Receipt

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of $12,837)      $   2,729,685
  Interest income                                                        8,436,644
                                                                     -------------
    Total income                                                        11,166,329
                                                                     -------------
EXPENSES
  Sales fee                                                              3,218,591
  Trading management fee                                                 3,232,426
  Performance fee                                                        1,384,483
  Dividends on securities sold short                                     1,551,366
  Stock loan fees                                                          884,509
  Professional fees                                                        127,705
  Offering costs                                                         1,212,163
  Custodian fees                                                           342,648
  Trustees' fees                                                            40,000
  Miscellaneous                                                              6,028
                                                                     -------------

    Total expenses                                                      11,999,919
                                                                     -------------
    Net investment loss                                                   (833,590)
                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS
  Net realized gain (loss) from investments:
    Investment securities trading, net                                  19,100,838
    Loss on investment securities sold short                           (23,910,227)
    Loss from option contracts purchased                                (3,762,614)
    Gain from option contracts written                                   2,186,315
    Futures trading, net                                                18,902,029
    Forwards trading, net                                                 (108,675)
                                                                     -------------
     Total net realized gain from investments                           12,407,666
                                                                     -------------
  Net change in unrealized appreciation (depreciation) of
   investments:
    Investment securities trading                                       (3,403,032)
    Gain on investment securities sold short                             2,635,775
    Gain from option contracts purchased                                    15,263
    Loss from option contracts written                                      (4,362)
    Futures trading                                                        299,762
    Forwards trading                                                     2,460,683
                                                                     -------------
     Net change in unrealized appreciation of investments                2,004,089
                                                                     -------------
       Net realized and unrealized gain from investments                14,411,755
                                                                     -------------
         Net increase in net assets from operations                  $  13,578,165
                                                                     =============

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
           STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS)
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
                      AND THE YEAR ENDED DECEMBER 31, 2006

                                                                Total          Shareholders'
                                                              Number of           Capital
                                                                Shares         (Net Assets)
                                                            -------------     -------------
Balances at December 31, 2005                                  19,926.407     $  26,557,216
                                                            -------------     -------------
Increase (decrease) in net assets from operations:
  Net investment loss                                                              (437,634)
  Net realized loss from investments                                               (918,923)
  Net change in unrealized appreciation of investments                           11,365,213
                                                                              -------------
    Increase in net assets from operations                                       10,008,656
                                                                              -------------
Capital transactions:
  Proceeds from shareholder subscriptions                     203,804.023       258,948,558
  Payments for shareholder redemptions                         (2,858.854)       (3,631,613)
                                                            -------------     -------------
  Total capital transactions                                  200,945.169       255,316,945
                                                             ------------     -------------
Balances at December 31, 2006                                 220,871.576       291,882,817
                                                            -------------     -------------
Increase (decrease) in net assets from operations:
  Net investment loss                                                              (833,590)
  Net realized gain from investments                                             12,407,666
  Net change in unrealized appreciation of investments                            2,004,089
                                                                              -------------
    Increase in net assets from operations                                       13,578,165
                                                                              -------------
Capital transactions:
  Proceeds from shareholder subscriptions                      50,447.337        66,464,596
  Payments for shareholder redemptions                       (12,930.396)       (17,309,847)
                                                            -------------     -------------
    Total capital transactions                                 37,516.941        49,154,749
                                                            -------------     -------------
Balances at June 30, 2007                                     258,388.517     $ 354,615,731
                                                            =============     =============

                             See Accompanying Notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 1.     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      A.    General Description of the Trust

            The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

            The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of commodity brokers, securities brokers and interbank market makers through which the Trust trades.

      B.    Method of Reporting

            The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

            For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

      C.    Cash

            Cash includes cash and short-term time deposits held at financial institutions.

      D.    Futures, Forward Currency and Options on Forward Currency Contracts

            Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices

                        THE CAMPBELL MULTI-STRATEGY TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

Note 1.     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
            POLICIES - (continued)

      D.    Futures, Forward Currency and Options on Forward Currency Contracts
            - (continued)

            quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

            Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of option written. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

      E.    Investment Securities

            Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

      F.    Income Taxes

            The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

                        THE CAMPBELL MULTI-STRATEGY TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

Note 1.     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
            POLICIES - (continued)

      G.    Offering Costs

            Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At June 30, 2007, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $226,934. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

            If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2007, the amount of unreimbursed offering costs incurred by the Adviser is $3,115,465.

      H.    Foreign Currency Transactions

            The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

      I.    Recently Issued Accounting Pronouncements

            In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (FIN 48) entitled "Accounting For Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The implementation of FIN 48 had no material impact on the Trust's financial statements.

            In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in accounting

                        THE CAMPBELL MULTI-STRATEGY TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

Note 1.     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
            POLICIES - (continued)

      I.    Recently Issued Accounting Pronouncements - (continued)

            principles generally accepted in the United States of America, and expands disclosures about fair value measurements. While FAS 157 does not require any new fair value measurements, for some entities, the application of FAS 157 may change current practice. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The implementation of FAS 157 is not expected to have a material impact on the Trust's financial statements.

Note 2.     INVESTMENT ADVISER

            As of July 1, 2005, the Investment Adviser of the Trust became Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trusts month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined).

            Prior to July 1, 2005, the Trading Advisor of the Trust was Campbell & Company, Inc.

Note 3.     SALES FEE

            Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents. All sales fees earned during the year ended

Note 4.     ADMINISTRATIVE EXPENSES

            Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% (annualized) of average month-end Net Asset Value for the six months ended June 30, 2007.

Note 5.     DEPOSITS WITH COMMODITY BROKER

            The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the commodity broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

                        THE CAMPBELL MULTI-STRATEGY TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

Note 5.     DEPOSITS WITH COMMODITY BROKER - (continued)

            The Commodity Exchange Act requires a commodity broker to segregate all customer transactions and assets from such commodity broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a commodity broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6.     DEPOSITS WITH CUSTODIAN

            The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

            Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7.     SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

            Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

            The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

            During the six months ended June 30, 2007, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

                        THE CAMPBELL MULTI-STRATEGY TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

Note 7.     SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS - (continued)

                                                Repurchase         Repurchase
                                              March 31, 2007      June 30, 2007
                                              --------------     --------------
            Commencement Date               February 15, 2007     May 15, 2007
            Percentage of Outstanding
              Shares Tendered                            1.8%               3.3%
            Percentage of Outstanding
              Shares Repurchased                         1.8%               3.3%
            Amount of Repurchase                  $5,481,487        $11,828,360

            The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 8.     SECURITIES TRANSACTIONS

            The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the six months ended June 30, 2007 were $1,805,926,701 and $1,797,441,161, respectively.

            The U.S. federal income tax basis of the Trusts investments at June 30, 2007 was as follows:

                  Investment securities                     $ 339,064,279
                  Securities sold short                      (329,619,485)
                  Open forward currency contracts               9,121,116
                  Open futures contracts                        1,245,732
                  Option contracts written                       (289,920)
                  Option contracts purchased                      541,686

            The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $4,540,165 (gross unrealized appreciation was $5,180,983 and gross unrealized depreciation was $640,818).

Note 9.     OPTIONS WRITTEN

            Transactions in options written during the six months ended June 30, 2007 were as follows:

                                         Number of Contracts   Premiums Received
                                         -------------------   -----------------
            Options outstanding at
              December 31, 2006                       30          $    76,584
            Options written                          725            2,393,852
            Options expired                         (612)          (1,942,259)
            Options exercised                        (72)            (244,056)
                                             -----------          -----------
            Options outstanding at
              June 30, 2007                           71          $   284,121
                                             ===========          ===========

                        THE CAMPBELL MULTI-STRATEGY TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

Note 10.    TRADING ACTIVITIES AND RELATED RISKS

            The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

            The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

            The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

            The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at June 30, 2007 was $9,957,844, which equals approximately 3% of Net Asset Value.

            For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

            The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Shareholders bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, redemptions received.

                        THE CAMPBELL MULTI-STRATEGY TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

Note 10.    TRADING ACTIVITIES AND RELATED RISKS - (continued)

            All open futures, forwards and options on forward currency contracts mature within one year.

Note 11.    INDEMNIFICATIONS

            In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 12.    FINANCIAL HIGHLIGHTS

            The following information presents per share operating performance data and other supplemental financial data for the six months ended June 30, 2007, years ended 2006, 2005 and 2004 and the period November 6, 2003 (commencement of operations) through December 31, 2003. This information has been derived from information presented in the financial statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

Note 12. FINANCIAL HIGHLIGHTS - (continued)

Per Share Performance
(for a share outstanding throughout the entire period)

                                                                           For the
                                   For the                                Year Ended                                For the
                                Period Ended                             December 31,                             Period Ended
                                  June 30,         ---------------------------------------------------------      December 31,
                                    2007                 2006                 2005               2004                 2003
                              ----------------     ----------------     ----------------    ----------------    ----------------
Net asset value per
  share at beginning of
  period                      $       1,321.50     $       1,332.76     $       1,147.79    $       1,052.74    $       1,000.00
                              ----------------     ----------------     ----------------    ----------------    ----------------
Income (loss) from
  operations:
  Net realized and
    unrealized gain
    (loss) on investment
    transactions(1)                      54.34                (7.27)              257.24              152.88               72.76
  Net investment loss(1)                 (3.43)               (3.99)              (72.27)             (57.83)             (20.02)
                              ----------------     ----------------     ----------------    ----------------    ----------------
    Total from
      investment
      operations                         50.91               (11.26)              184.97               95.05               52.74
                              ----------------     ----------------     ----------------    ----------------    ----------------
Net asset value per
  share at end of period      $       1,372.41     $       1,321.50     $       1,332.76    $       1,147.79    $       1,052.74
                              ================     ================     ================    ================    ================
Total Return(2)                           3.85%               (0.84)%              16.12%               9.03%               5.27%
                              ================     ================     ================    ================    ================
Supplemental Data
  Net Assets at the end
    of the period             $    354,615,731     $    291,882,817     $     26,557,216    $     19,691,165    $     10,562,863
Ratios to average net asset
  value:
  Gross expenses prior
    to performance
    fee(3)                                6.53%                6.34%                6.07%               5.54%               5.80%
  Performance fee(2)                      0.43%                0.07%                3.40%               1.73%               1.25%
                              ----------------     ----------------     ----------------    ----------------    ----------------
    Total gross expenses                  6.96%                6.41%                9.47%               7.27%               7.05%
                              ================     ================     ================    ================    ================
  Net investment
    (loss)(3)                            (0.51)%              (0.32)%              (5.65)%             (5.07)%             (5.48)%
                              ================     ================     ================    ================    ================
Portfolio turnover
  rate(3),(4)                              659%                 724%               1,474%              1,849%              1,892%
                              ================     ================     ================    ================    ================
Average commission
  rate paid(5)                $         0.0008     $         0.0012     $         0.0030    $         0.0049    $         0.0045
                              ================     ================     ================    ================    ================

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

------------
(1) Net investment loss per share is calculated by dividing the net investment loss by the average number of shares outstanding during the period. Net realized and unrealized gain on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)   Not annualized for the periods ended December 31, 2003 and June 30, 2007.
(3)   Annualized for the periods ended December 31, 2003 and June 30, 2007.
(4)   Applies only to the equities portion of the portfolio.
(5) Average commission rate paid is calculated by dividing the commissions by total shares purchased and sold.

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

INVESTMENT SECURITIES

      Common Stocks (United States)                                                                                 % OF NET
                                                                                           SHARES       VALUE      ASSET VALUE
                        Consumer Discretionary
                                        99 Cents Only Stores    *                             9,694 $ 27,088.00       0.04%
                                        Aaron Rents Inc     Cl B                                608      17,754       0.01%
                                        Aeropostale              *                           15,942     664,463       0.19%
                                        American Eagle Outfitters Inc                         5,915     151,779       0.04%
                                        Applebees International Inc                             124       2,988       0.00%
                                        Autozone Inc             *                              830     113,395       0.03%
                                        Beazer Homes Usa Inc                                  3,617      89,231       0.03%
                                        Bed Bath Beyond Inc      *                           35,018   1,260,298       0.36%
                                        Best Buy Inc                                          1,219      56,891       0.02%
                                        Big   Sporting Goods Corp                               710      18,105       0.01%
                                        Big Lots Inc             *                          144,991   4,265,635       1.20%
                                        Black & Decker Mfg  Co Com                           36,416   3,215,897       0.91%
                                        Blue Nile Inc            *                           52,626   3,178,610       0.90%
                                        Blyth Inc                                             7,619     202,513       0.06%
                                        Bob Evans Farms Inc                                   2,612      96,252       0.03%
                                        Bon-Ton Stores Inc                                    1,715      68,703       0.02%
                                        Brinker Intl Inc                                      1,343      39,310       0.01%
                                        Buckle Inc                                               71       2,797       0.00%
                                        Career Ed Corp           *                            6,579     222,173       0.06%
                                        Cbrl Group Inc                                       33,944   1,441,941       0.41%
                                        Cec Entmt Inc            *                            8,761     308,387       0.09%
                                        Champion Enterprises Inc    *                         1,389      13,654       0.00%
                                        Charlotte Russe Hldg Inc    *                         5,375     144,426       0.04%
                                        Choice Hotels Intl Inc                               14,332     566,401       0.16%
                                        Circuit City Stores Inc                               7,980     120,338       0.03%
                                        Csk Auto Corp            *                           15,494     285,090       0.08%
                                        Devry Inc Del                                        13,934     474,035       0.13%
                                        Directv Group Inc        *                           13,849     320,050       0.09%
                                        Dominos Pizza*                                      101,954   1,862,700       0.53%
                                        Dress Barn Inc           *                            1,746      35,828       0.01%
                                        Echostar Communications Corp N Cl A*                 23,284   1,009,827       0.28%
                                        Emmis Communications Corp Cl A    *                 116,935   1,076,971       0.30%
                                        Family Dollar Stores Inc                                 50       1,716       0.00%
                                        Fleetwood Enterprises Inc    *                        2,795      25,295       0.01%
                                        Fossil Inc               *                              174       5,131       0.00%
                                        Furniture Brands Intl Inc                               547       7,767       0.00%
                                        Gentex Corp                                           4,123      81,182       0.02%
                                        Gymboree Corp            *                            9,677     381,371       0.11%
                                        Hasbro Inc                                           48,413   1,520,652       0.43%
                                        Hibbett Sporting Goods Inc    *                       1,094      29,954       0.01%
                                        Ihop Corp New                                           739      40,224       0.01%
                                        Jack In The Box         *                               516      36,605       0.01%
                                        Jacksn Hwt Tx Sr                                     11,951     335,943       0.09%
                                        Jc Penney Co Inc                                      6,808     492,763       0.14%
                                        Jones Apparel Group Inc                                 217       6,130       0.00%
                                        Kb Home                                              69,972   2,754,798       0.78%
                                        Kellwood Co                                          22,011     618,949       0.17%
                                        Kimball Intl Inc    Cl B                              1,199      16,798       0.00%
                                        Kohls Corp               *                              870      61,796       0.02%
                                        Lee Enterprises Inc                                     925      19,296       0.01%
                                        Leggett & Platt Inc                                   3,778      83,305       0.02%
                                        Lennar Corp         Cl A                                645      23,581       0.01%
                                        Marvel Entmt Inc         *                           64,237   1,636,759       0.46%
                                        Mattel Inc                                          118,509   2,997,093       0.85%
                                        Monarch Casino & Resort Inc    *                        348       9,344       0.00%
                                        Nautilus Inc                                          2,551      30,714       0.01%
                                        Newell Rubbermaid Inc Medium T                          595      17,511       0.00%
                                        Nike Inc Cl B                                         3,101     180,757       0.05%
                                        Nordstrom Inc Com                                    14,381     735,157       0.21%
                                        Nutri Sys Inc New        *                           10,785     753,331       0.21%
                                        Papa Johns Intl Inc      *                           47,993   1,380,279       0.39%
                                        Petsmart Inc                                         13,377     434,084       0.12%
                                        Polaris Inds Inc                                      1,443      78,153       0.02%
                                        Polo Ralph Lauren Corp Cl A                             223      21,879       0.00%
                                        Pre Paid Legal Svcs Inc    *                          3,367     216,532       0.06%
                                        R.H. Donnelley Corp Com*                              2,614     198,089       0.06%
                                        Radioshack Corp Del                                 102,498   3,396,784       0.96%
                                        Rare Hospitality Intl Inc    *                        2,069      55,387       0.02%
                                        Rcn Corp                 *                              547      10,278       0.00%
                                        Regal Entertainment Group Cl A                       67,682   1,484,266       0.42%
                                        Regis Corp Minn                                       3,087     118,078       0.03%
                                        Ross Stores Com                                       6,538     201,370       0.06%
                                        Ruby Tuesday Inc                                      6,242     164,352       0.05%
                                        Saks Inc                 *                            1,488      31,769       0.01%
                                        Scholastic Corp          *                            4,171     149,906       0.04%
                                        Select Comfort Corp      *                          111,362   1,806,292       0.51%
                                        Sothebys            Cl A                             44,466   2,046,325       0.58%
                                        Stage Stores Inc                                      2,885      60,470       0.02%
                                        Tjx Cos Inc New                                       3,357      92,318       0.03%
                                        Triarc Cos Inc                                          449       7,049       0.00%
                                        Tuesday Morning Corp                                  5,787      71,527       0.02%
                                        Valuevision Media Inc Cl A    *                       1,129      12,780       0.00%
                                        Westwood One Inc         *                           20,645     148,438       0.04%
                                        Winnebago Inds Inc                                  102,579   3,028,132       0.85%
                                        Wms Industries Inc       *                            5,255     151,659       0.04%
                                        Wolverine World Wide Inc                              2,547      70,577       0.02%
                                                                                                    ------------   ---------
                                                                                                     49,794,225      14.05%
                                                                                                    ------------   ---------

                        Consumer Staples
                                        Church & Dwight Co.Inc.                               8,656     419,470       0.12%
                                        Clorox Co                                               347      21,549       0.01%
                                        Dean Foods Co New*                                   13,305     424,030       0.12%
                                        Elizabeth Arden Inc      *                            3,018      73,217       0.02%
                                        Hain Celestial Group Inc    *                           348       9,445       0.00%
                                        Kimberly-Clark Corp                                  11,000     735,790       0.21%
                                        Kroger Co                                            28,028     788,428       0.22%
                                        Loews Corp Carolna Gp                                20,582   1,590,371       0.45%
                                        Mccormick & Co Inc                                      915      34,935       0.01%
                                        Nbty Inc             *                                1,549      66,917       0.02%
                                        Performance Food Group Co    *                          447      14,523       0.00%
                                        Playtex Products Inc    *                            38,584     571,429       0.16%
                                        Ralcorp Holdings Inccom*                              7,039     376,235       0.11%
                                        Reddy Ice Hldgs Inc                                  23,085     658,384       0.19%
                                        Safeway Inc (Formerly Safeway                         1,142      38,862       0.01%
                                        Sysco Corp                                           69,598   2,296,038       0.65%
                                        Universal Corp Va                                    11,714     713,617       0.20%
                                        Usana Health Sciences Inc    *                       40,239   1,800,293       0.51%
                                        Ust Inc                                              56,903   3,056,260       0.86%
                                        Walgreen Co                                             473      20,594       0.00%
                                        Wd 40 Co                                              1,209      39,740       0.01%
                                                                                                    ------------   ---------
                                                                                                     13,750,127       3.88%
                                                                                                    ------------   ---------

                        Energy
                                        Alpha Natural Resources Inc  A    *                  12,330     256,341       0.07%
                                        Anadarko Pete Corp                                    2,158     112,194       0.03%
                                        Arch Coal Inc                                         1,803      62,744       0.02%
                                        Baker Hughes Inc                                        500      42,065       0.01%
                                        Cabot Oil & Gas Corp                                  7,397     272,801       0.08%
                                        Carbo Ceramics Inc                                    6,221     272,542       0.08%
                                        Chevron Corporation                                   3,212     270,579       0.08%
                                        Consol Energy Inc                                        99       4,565       0.00%
                                        Dresser-Rand Group  Inc Com*                          2,810     110,995       0.03%
                                        Dril-Quip Inc            *                           20,885     938,781       0.26%
                                        Ensco International Inc                               7,911     482,650       0.14%
                                        Exxon Mobil Corp                                     35,768   3,000,220       0.85%
                                        General Maritime    Corp Com                         79,224   2,121,619       0.60%
                                        Global Inds Ltd          *                          123,716   3,318,063       0.94%
                                        Grant Prideco Inc        *                            4,860     261,614       0.07%
                                        Halliburton Co Com                                      323      11,144       0.00%
                                        Harvest Natural Resources Inc*                       24,259     288,925       0.08%
                                        Hess Corp                                             3,958     233,364       0.07%
                                        Horizon Offshore Inc    *                            15,303     293,818       0.08%
                                        Lufkin Inds Inc                                         200      12,910       0.01%
                                        Murphy Oil Corp                                       1,896     112,698       0.03%
                                        Natco Group Inc          *                            1,070      49,263       0.01%
                                        Overseas Shipholding Group Inc                        5,572     453,561       0.13%
                                        Parker Drilling Co       *                           14,893     156,972       0.04%
                                        Patterson-Uti Energy Inc (Ex P                        6,045     158,439       0.04%
                                        Peabody Energy Corp                                     205       9,918       0.00%
                                        Penn Va Corp                                            651      26,170       0.01%
                                        Plains Exploration & Productio    *                   3,596     171,925       0.05%
                                        Pogo Producing Co                                     2,183     110,875       0.03%
                                        Range Res Corp                                       10,583     395,910       0.11%
                                        Rpc Inc                                              11,432     194,801       0.05%
                                        Smith Intl Inc                                        7,268     426,196       0.12%
                                        Southwestern Energy Co Delaware    *                    372      16,553       0.00%
                                        St Mary Land & Expl Co                                3,548     129,928       0.04%
                                        Tidewater Inc                                           497      35,226       0.01%
                                        Trico Marine Svcs Inc    *                           32,560   1,331,053       0.38%
                                        Usec Inc                 *                           64,039   1,407,577       0.40%
                                        W-H Energy Svcs Inc      *                              719      44,513       0.01%
                                        Xto Energy Inc                                        2,262     135,946       0.04%
                                                                                                    ------------   ---------
                                                                                                     17,735,458       5.00%
                                                                                                    ------------   ---------

                        Financial
                                        Allstate Corp                                        51,063   3,140,885       0.89%
                                        Ambac Financial Group Inc                            14,221   1,239,929       0.35%
                                        American Finl Group Inc Ohio                          1,712      58,465       0.02%
                                        Americredit Corp         *                           22,722     603,269       0.17%
                                        Avalonbay Communities Inc                               893     106,160       0.03%
                                        Bankunited Financial Corp Cl A                       25,107     503,897       0.14%
                                        Bear Stearns Companies Inc                           21,137   2,959,180       0.83%
                                        Brandywine Realty Trust Com Reit                      5,531     158,076       0.04%
                                        Cash America International Inc                          300      11,895       0.00%
                                        Cbl & Associates Properties In Com Reit               3,319     119,650       0.03%
                                        Central Pac Finl    Corp Ccom                           572      18,882       0.01%
                                        Cit Group Inc New                                    57,528   3,154,260       0.89%
                                        Cna Finl Corp                                        12,586     600,226       0.17%
                                        Comerica Inc                                          1,460      86,826       0.02%
                                        Compucredit Corp         *                           17,082     598,212       0.17%
                                        Countrywide Financial Corp                           76,986   2,798,441       0.79%
                                        Cousins Pptys Inc      Reit                           4,522     131,183       0.04%
                                        Developers Diversified Realty Com Reit               29,912   1,576,662       0.44%
                                        Duke Realty Corp                                     38,551   1,375,114       0.39%
                                        E Trade Finl Corp        *                           10,768     237,865       0.07%
                                        Emc Insurance Group Inc                                 302       7,496       0.00%
                                        Ezcorp Inc               *                            1,544      20,443       0.01%
                                        Federal Realty Investment Trus Com Reit               6,797     525,136       0.15%
                                        Firstfed Financial Corp (Del)    *                   51,050   2,896,067       0.82%
                                        Goldman Sachs Group Inc Medium                       13,628   2,953,869       0.83%
                                        Health Care Property Investors Com Reit              33,965     982,607       0.28%
                                        Health Care Reit Inc Com Reit                         2,015      81,325       0.02%
                                        Healthcare Realty Trust Com Reit                      1,646      45,726       0.01%
                                        Host Hotels & Resorts Inc Com Reit                    2,497      57,731       0.02%
                                        Irwin Finl Com                                        2,040      30,539       0.01%
                                        Jefferies Group Inc New                               8,981     242,307       0.07%
                                        Jpmorgan Chase      & Co                             15,125     732,806       0.21%
                                        Keycorp Ny                                              325      11,157       0.00%
                                        Kimco Realty Corp      Reit                          37,601   1,431,470       0.40%
                                        Knight Capital Group Inc    *                         7,311     121,363       0.03%
                                        Labranche & Co Inc       *                              251       1,852       0.00%
                                        Lehman Brothers Hldgs Inc Medi                        2,231     169,110       0.05%
                                        Liberty Property Trust Com Reit                         541      23,766       0.01%
                                        Loews Corp                                           10,836     552,419       0.16%
                                        M & T Bk Corp                                            48       5,131       0.00%
                                        Macerich Co            Reit                           1,104      90,992       0.03%
                                        Mbia Inc                                                340      21,155       0.01%
                                        Mcg Capital Corp                                      1,847      29,589       0.01%
                                        Merrill Lynch & Co Inc                                6,959     581,633       0.16%
                                        Mgic Invt Corp                                       19,498   1,108,656       0.31%
                                        Moodys Corp                                           3,122     194,188       0.05%
                                        National City Corp                                   80,974   2,698,054       0.76%
                                        Nationwide Finl Svcs Inc Cl A                        37,512   2,371,509       0.67%
                                        Nationwide Health Properties I                        9,646     262,371       0.08%
                                        Newcastle Invt Corp New Com Reit                      3,846      96,419       0.03%
                                        Ocwen Finl Corp          *                           84,599   1,127,705       0.32%
                                        Odyssey Re Holding Corp                               2,806     120,349       0.03%
                                        Old Rep Intl Corp                                     4,613      98,072       0.03%
                                        Philadelphia Cons Hldg Corp    *                      4,010     167,618       0.05%
                                        Piper Jaffray Cos        *                           17,643     983,244       0.28%
                                        Pmi Group Inc                                        71,003   3,171,704       0.89%
                                        Public Storage                                        1,288      98,944       0.03%
                                        Regency Centers Corp                                  4,971     350,456       0.10%
                                        Safeco Corp                                          15,245     949,154       0.27%
                                        Safety Ins Group Inc                                 47,005   1,946,007       0.55%
                                        Schwab Charles Corp New                               4,676      95,952       0.03%
                                        Sei Investments Company                              10,761     312,499       0.09%
                                        Senior Housing Properties Trus Com Reit               4,838      98,453       0.03%
                                        Simon Property Group Inc Com Reit                     1,251     116,393       0.03%
                                        Sovereign Bancorp Inc                                52,374   1,107,186       0.31%
                                        Synovus Finl Corp                                        99       3,039       0.00%
                                        Travelers Cos Inc                                    59,488   3,182,608       0.89%
                                        Triad Guaranty Inc       *                           65,008   2,595,769       0.73%
                                        US Bancorp                                            7,746     255,231       0.07%
                                        Vornado Realty Trust Com Reit                         1,069     117,419       0.03%
                                        Wachovia Corp                                        23,987   1,229,334       0.35%
                                        Webster Finl Corp Waterbury Co                          328      13,996       0.00%
                                        Weingarten Realty Investors (F Com Reit              22,725     933,998       0.26%
                                        White Mountains     Insurance Group                     298     180,594       0.05%
                                        WR Berkley Corp                                       3,150     102,501       0.03%
                                        Zenith Natl Ins Corp                                 56,705   2,670,238       0.75%
                                                                                                    ------------   ---------
                                                                                                     59,854,426      16.88%
                                                                                                    ------------   ---------


                        Healthcare
                                        Advanced Medical Optics Inc    *                     40,892   1,426,313       0.40%
                                        Alkermes Inc             *                           12,239     178,689       0.05%
                                        Allscripts Healthcare Solution    *                     274       6,982       0.00%
                                        Alpharma Inc        Cl A    *                        93,952   2,443,692       0.69%
                                        Amerigroup Corp          *                            3,717      88,465       0.02%
                                        Amn Healthcare Services Inc    *                      2,478      54,516       0.02%
                                        Apria Healthcare Group Inc    *                     102,811   2,957,872       0.83%
                                        Baxter Intl Inc                                       3,547     199,838       0.06%
                                        Becton Dickinson & Co                                 2,904     216,348       0.06%
                                        Bristol Myers Squibb Co                               3,994     126,051       0.04%
                                        Celgene Corp             *                            8,117     465,348       0.13%
                                        Cigna Corp                                            1,290      67,364       0.02%
                                        Corvel Corp              *                            1,423      37,197       0.01%
                                        Coventry Hlth Care  Inc Com*                         57,564   3,318,565       0.94%
                                        Dionex Corp              *                            2,143     152,132       0.04%
                                        Edwards Lifesciences Corp    *                          109       5,378       0.00%
                                        Endo Pharmaceuticals Hldgs Inc    *                  22,979     786,571       0.22%
                                        Genentech Inc            *                              549      41,537       0.01%
                                        Health Net Inc           *                           22,630   1,194,864       0.34%
                                        Hlth Corporation         *                           25,844     362,074       0.10%
                                        Humana Inc               *                           48,042   2,926,238       0.83%
                                        Immucor Inc              *                           18,180     508,495       0.14%
                                        Ims Health Inc                                       20,038     643,821       0.18%
                                        Intuitive Surgical  Inc*                                398      55,230       0.02%
                                        Inventiv Health Inc      *                              249       9,116       0.00%
                                        Invitrogen Corp          *                              544      40,120       0.01%
                                        Kinetic Concepts Inc    *                               622      32,325       0.01%
                                        Magellan Health Services Inc     *                   73,497   3,415,406       0.96%
                                        Mckesson Corp                                         1,431      85,345       0.02%
                                        Medcath Corp             *                            4,581     145,676       0.04%
                                        Medicines Co             *                           23,633     416,413       0.12%
                                        Medicis Pharmaceutical Corp Cl A New                     62       1,893       0.00%
                                        Mgi Pharma Inc*                                         320       7,158       0.00%
                                        Millennium          Pharmaceuticals Inc*             31,029     327,977       0.09%
                                        Molina Healthcare Inc    *                           50,262   1,533,996       0.43%
                                        Myriad Genetics Inc      *                              547      20,343       0.01%
                                        Noven Pharmaceuticals Inc    *                       23,281     545,939       0.15%
                                        Palomar Med Technologies Inc    *                    20,878     724,675       0.20%
                                        Pediatrix Med Group      *                            1,044      57,577       0.02%
                                        Pfizer Inc Shs                                       35,196     899,962       0.25%
                                        Pharmanet Dev Group      *                            3,638     115,979       0.03%
                                        Progenics Pharmaceuticals Inc    *                      121       2,610       0.00%
                                        Pss World Med Inc        *                           14,172     258,214       0.07%
                                        Regeneron Pharmaceuticals Inc    *                   40,106     718,700       0.20%
                                        Respironics Inc          *                               74       3,152       0.00%
                                        Savient Pharmaceuticals Inc*                         60,121     746,703       0.21%
                                        Schein Henry Inc         *                            4,218     225,368       0.07%
                                        Schering Plough Corp                                  1,985      60,423       0.02%
                                        Sciele Pharma Inc*                                   28,904     680,978       0.19%
                                        Sepracor Inc             *                           30,217   1,239,501       0.35%
                                        Stryker Corp Com                                      4,293     270,845       0.08%
                                        Sunrise Senior Living Inc    *                          447      17,876       0.01%
                                        Surmodics Inc            *                           18,644     932,200       0.26%
                                        Techne Corp              *                              356      20,367       0.01%
                                        Thermo Fisher Corp*                                  12,303     636,311       0.18%
                                        Thoratec Corp            *                              894      16,441       0.01%
                                        Varian Inc               *                              598      32,788       0.01%
                                        Varian Med Sys Inc       *                            4,285     182,155       0.05%
                                        Vca Antech Inc           *                              622      23,443       0.01%
                                        Viropharma Inc           *                           18,012     248,566       0.07%
                                        Watson Pharmaceuticals Inc*                          41,414   1,347,197       0.38%
                                        Wellcare Health Plans Inc    *                        1,917     173,508       0.05%
                                        Wellpoint Health Networks Inc    *                      695      55,482       0.02%
                                        Zimmer Holdings Inc      *                            9,649     819,104       0.23%
                                                                                                    ------------   ---------
                                                                                                     35,355,412       9.97%
                                                                                                    ------------   ---------



                        Industrial
                                        Abm Inds Inc                                         14,695     379,278       0.11%
                                        Acco Brands Corp         *                           22,698     523,189       0.15%
                                        Accuride Corp Com*                                    1,464      22,560       0.01%
                                        Acuity Brands Inc                                     2,670     160,948       0.05%
                                        Allied Waste Inds   Inc*                              7,764     104,503       0.03%
                                        American Woodmark Corp                               49,061   1,697,511       0.48%
                                        Avery Dennison Corp CA                                2,359     156,826       0.04%
                                        Belden Inc                                           29,117   1,611,626       0.45%
                                        Cenveo Inc*                                          42,145     977,343       0.28%
                                        Clean Hbrs Inc           *                            2,871     141,885       0.04%
                                        Consolidated Graphics Inc    *                          771      53,415       0.02%
                                        Con-Way Inc                                             942      47,326       0.01%
                                        Cummins Inc                                             549      55,564       0.02%
                                        Danaher Corp                                            298      22,499       0.00%
                                        Deere & Co Com                                          215      25,959       0.01%
                                        Deluxe Corp                                           7,860     319,195       0.09%
                                        Donaldson Inc                                            51       1,813       0.00%
                                        Donnelley R R & Sons Co                                 273      11,878       0.00%
                                        Dun & Bradstreet Corp Del New                        27,597   2,841,939       0.80%
                                        Emcor Group Inc          *                           40,090   2,922,561       0.82%
                                        Esco Technologies Inc    *                            7,349     266,475       0.08%
                                        Fti Consulting Inc       *                            1,889      71,839       0.02%
                                        Gorman Rupp Co                                        1,109      35,333       0.01%
                                        Graftech International Ltd*                          96,548   1,625,868       0.46%
                                        Harsco Corp                                             499      25,948       0.00%
                                        Heidrick & Struggles Intl Inc    *                   37,280   1,910,227       0.54%
                                        Honeywell International Inc                             719      40,465       0.01%
                                        Horizon Lines Inc                                    41,729   1,367,042       0.39%
                                        Hub Group Inc       Cl A    *                         5,784     203,365       0.06%
                                        Ikon Office Solutions Inc                            10,649     166,231       0.05%
                                        Illinois Tool Wks Inc                                 8,957     485,380       0.14%
                                        Insituform Technologies Inc Cl A    *                66,938   1,459,918       0.41%
                                        Kansas City Southn       *                            2,803     105,225       0.03%
                                        Landstar Systems Inc                                 63,987   3,087,373       0.87%
                                        Lockheed Martin Corp                                  4,986     469,332       0.13%
                                        Masco Corp                                           11,641     331,419       0.09%
                                        Middleby Corp            *                           37,750   2,258,205       0.64%
                                        Miller Herman Inc                                     5,934     187,514       0.05%
                                        Mueller Industries Inc                                3,804     131,010       0.04%
                                        Navigant Consulting Co*                               7,194     133,521       0.04%
                                        Nordson Corp                                         25,341   1,271,105       0.36%
                                        Norfolk Southn Corp                                     868      45,631       0.01%
                                        Pacer International Inc Tennes                       41,650     979,608       0.28%
                                        Rockwell Collins Inc Del                              1,569     110,834       0.03%
                                        Roper Inds Inc New                                      125       7,138       0.00%
                                        Skywest Inc                                           2,009      47,874       0.01%
                                        Spx Corp                                             39,512   3,469,549       0.98%
                                        Steelcase Inc       Cl A                                323       5,976       0.00%
                                        Teleflex Inc                                          4,490     367,192       0.10%
                                        Terex Corp New           *                              712      57,886       0.02%
                                        Textron Inc                                              50       5,506       0.00%
                                        Thomas & Betts Corp*                                  2,213     128,354       0.04%
                                        Union Pacific Corp                                   10,816   1,245,462       0.35%
                                        Uti Worldwide Inc                                    14,843     397,644       0.11%
                                        Valmont Industries Inc.                               1,074      78,144       0.02%
                                        Wabtec                                               25,556     933,561       0.26%
                                        Waste Connections Inc    *                            1,555      47,023       0.01%
                                        Watson Wyatt Worldwide Inc Cl A                       1,321      66,684       0.02%
                                                                                                    ------------   ---------
                                                                                                     35,704,679      10.07%
                                                                                                    ------------   ---------


                        Information Technology
                                        Adc Telecommunication Services Inc    *              13,672     250,608       0.07%
                                        Adobe Sys Inc            *                            4,145     166,422       0.05%
                                        Adtran Inc                                           61,884   1,607,127       0.45%
                                        Advanced Energy Inds Inc    *                        37,330     845,898       0.24%
                                        Applied Matls Inc                                   138,611   2,754,201       0.78%
                                        Arrow Electrs Inc        *                            4,689     180,198       0.05%
                                        Aspen Technology Inc    *                             6,165      86,310       0.02%
                                        Atmel Corp               *                          170,098     945,745       0.27%
                                        Atmi Inc                 *                            3,052      91,560       0.03%
                                        Autodesk Inc             *                            2,682     126,269       0.04%
                                        Avnet Inc                *                            9,649     382,486       0.11%
                                        Avx Corp New                                          1,673      28,006       0.01%
                                        Axcelis Technologies Inc    *                         8,050      52,245       0.01%
                                        Bmc Software Inc         *                           28,113     851,824       0.24%
                                        Broadcom Corp       Cl A    *                         5,011     146,572       0.04%
                                        Brocade Communications System Inc Com*               36,138     282,599       0.08%
                                        Cadence Design Sys Inc    *                          10,819     237,585       0.07%
                                        Cirrus Logic Inc         *                            3,523      29,241       0.01%
                                        Cisco Systems Inc        *                           75,459   2,101,533       0.59%
                                        Cogent Inc*                                          35,340     519,145       0.15%
                                        Convergys Corp           *                           28,500     690,840       0.19%
                                        Corning Inc                                           3,125      79,844       0.02%
                                        Csg Systems International Inc    *                  124,670   3,305,002       0.93%
                                        Cymer Inc                *                              248       9,970       0.00%
                                        Digital River Inc        *                            7,446     336,932       0.10%
                                        Dolby Laboratories Inc Cl A    *                      2,074      73,440       0.02%
                                        Dycom Industries Inc    *                             2,939      88,111       0.02%
                                        Ebay Inc                 *                            1,910      61,464       0.02%
                                        Factset Research Systems Inc                          1,320      90,222       0.03%
                                        Fei Co                   *                            6,523     211,737       0.06%
                                        Gartner Inc         Cl A    *                        14,544     357,637       0.10%
                                        Harmonic Inc             *                           18,746     166,277       0.05%
                                        Harris Corp Del                                         447      24,384       0.01%
                                        Imation Corp                                          2,943     108,479       0.03%
                                        Informatica Corp         *                              769      11,358       0.00%
                                        Infousa Inc New                                       1,539      15,729       0.00%
                                        Integrated Device Technology Inc*                     2,633      40,206       0.01%
                                        Interdigital Communications Co    *                 100,003   3,217,097       0.91%
                                        Intersil Corp                                         9,815     308,780       0.09%
                                        Kemet Corp               *                           12,648      89,168       0.03%
                                        Kla-Tencor Corp                                         793      43,575       0.02%
                                        Lexmark International Inc Cl A    *                  43,602   2,150,015       0.61%
                                        Littelfuse Inc           *                               25         844       0.00%
                                        Lsi Corporation          *                          115,395     866,616       0.24%
                                        Mentor Graphics Corp    *                            37,555     494,599       0.14%
                                        Mettler Toledo International I    *                   4,921     470,005       0.13%
                                        Microchip Technology Inc                             25,062     928,296       0.26%
                                        Micros Sys Inc           *                            1,366      74,310       0.02%
                                        Microstrategy Inc        *                           33,458   3,161,446       0.89%
                                        Mps Group Inc*                                        6,057      80,982       0.02%
                                        Mts Systems Corp                                        273      12,195       0.00%
                                        National Instruments Corp                             1,791      58,333       0.02%
                                        National Semiconductor Corp                           3,730     105,447       0.03%
                                        Network Appliance Inc    *                            7,739     225,901       0.06%
                                        Novell Inc               *                            4,435      34,549       0.01%
                                        Novellus Sys Inc         *                          117,780   3,341,419       0.94%
                                        Oracle Corp              *                            8,422     165,998       0.05%
                                        Park Electrochemical Corp                               323       9,102       0.00%
                                        Polycom Inc              *                           12,302     413,347       0.12%
                                        Qualcomm Inc                                          7,249     314,534       0.09%
                                        Quest Software Inc       *                            8,149     131,932       0.04%
                                        Rambus Inc Del           *                           15,966     287,069       0.08%
                                        Realnetworks Inc         *                          351,778   2,874,026       0.81%
                                        Red Hat Inc              *                            2,963      66,016       0.02%
                                        Rf Micro Devices Inc    *                             5,066      31,612       0.01%
                                        Sirf Technology Holdings Inc    *                    42,684     885,266       0.25%
                                        Smith Micro Software Inc Com*                         2,385      35,918       0.01%
                                        Sonus Networks Inc       *                            4,950      42,174       0.01%
                                        Sybase Inc           *                                8,125     194,106       0.05%
                                        Symantec Corp            *                              124       2,505       0.00%
                                        Tekelec                  *                            4,048      58,372       0.02%
                                        Thq Inc                  *                           24,567     749,785       0.21%
                                        Tibco Software Inc       *                           22,487     203,507       0.06%
                                        Total System Services Inc                               549      16,201       0.00%
                                        Travelzoo Inc            *                           23,538     625,875       0.18%
                                        Trident Microsystems Inc    *                        14,059     257,983       0.07%
                                        United Online Inc                                   105,723   1,743,372       0.49%
                                        Varian Semiconductor  Equiptme    *                   3,076     123,225       0.03%
                                        Websense Inc             *                           44,383     943,139       0.27%
                                        Xilinx Inc                                           31,044     831,048       0.23%
                                        Zebra Technologies Corp Cl A    *                     2,264      87,707       0.02%
                                        Zoran Corp               *                           65,787   1,318,371       0.37%
                                                                                                    ------------   ---------
                                                                                                     45,432,973      12.81%
                                                                                                    ------------   ---------


                        Materials
                                        Ak Steel Holding Corp    *                           92,597   3,460,350       0.98%
                                        Albemarle Corp                                       33,911   1,306,591       0.37%
                                        Bemis Co Inc                                          1,558      51,694       0.02%
                                        Brush Engineered Matls Inc    *                      10,163     426,744       0.12%
                                        Cabot Corp                                              174       8,296       0.00%
                                        Cf Inds Hldgs Inc                                    58,097   3,479,429       0.98%
                                        Chemtura Corp                                         9,243     102,690       0.03%
                                        Ecolab Inc                                            1,704      72,761       0.02%
                                        Fuller H B Co                                           992      29,651       0.01%
                                        Headwaters Inc           *                           34,545     596,592       0.17%
                                        Innospec Inc                                          7,060     418,023       0.12%
                                        Minerals Technologies Inc                             1,143      76,524       0.02%
                                        Mosaic Co  Brooklyn      *                              248       9,677       0.00%
                                        Nucor Corp                                           24,589   1,442,145       0.41%
                                        Om Group Inc             *                           54,487   2,883,452       0.81%
                                        Pactiv Corp              *                           97,447   3,107,585       0.87%
                                        Rpm Inc Ohio                                          4,636     107,138       0.03%
                                        Sealed Air Corp New                                   1,491      46,251       0.01%
                                        Sonoco Prods Co                                      14,234     609,358       0.17%
                                        Steel Dynamics Inc                                   20,695     867,327       0.25%
                                        Terra Industries Inc*                                34,099     866,797       0.24%
                                        United Sts Stl Corp                                     397      43,174       0.01%
                                                                                                    ------------   ---------
                                                                                                     20,012,249       5.64%
                                                                                                    ------------   ---------


                        Telecommunication Services
                                        Centurytel Inc Monr Oe La                            29,745   1,458,992       0.41%
                                        Citizens Communications Co                           55,907     853,700       0.24%
                                        Fairpoint Communications Inc                          4,614      81,899       0.02%
                                        Iowa Telecomm Sr                                      1,257      28,572       0.01%
                                        Syniverse Hldgs Inc      *                           10,951     140,830       0.04%
                                        Telephone & Data Sys Inc                                223      13,953       0.01%
                                        Usa Mobility Inc                                     60,228   1,611,701       0.45%
                                                                                                    ------------   ---------
                                                                                                      4,189,647       1.18%
                                                                                                    ------------   ---------


                        Utilities
                                        Alliant Energy Corp                                   1,999      77,661       0.02%
                                        American Elec Pwr Inc                                 1,710      77,018       0.02%
                                        Atmos Energy Corp                                       571      17,164       0.00%
                                        Avista Corp                                           3,056      65,857       0.02%
                                        Centerpoint Energy Inc                               14,935     259,869       0.07%
                                        Cleco Corp New                                        4,321     105,865       0.03%
                                        Consolidated Edison Inc                              26,785   1,208,539       0.34%
                                        Energen Corp                                         58,783   3,229,538       0.91%
                                        Entergy Corp New                                      3,870     415,445       0.12%
                                        Firstenergy Corp                                     21,697   1,404,447       0.40%
                                        Idacorp Inc                                           6,894     220,884       0.06%
                                        National Fuel Gas Co N J                             16,605     719,163       0.20%
                                        Nicor Inc                                            13,226     567,660       0.16%
                                        Nisource Inc                                         37,007     766,415       0.22%
                                        Oge Energy Corp (Holding Co)                         37,485   1,373,825       0.39%
                                        Pepco Hldgs Inc                                      74,285   2,094,837       0.59%
                                        Pg&E Corp                                            21,277     963,848       0.27%
                                        Pinnacle West Capital Corp                           71,989   2,868,762       0.81%
                                        Pnm Res Inc                                           1,184      32,903       0.01%
                                        Progress Energy Inc                                  25,338   1,155,159       0.32%
                                        Puget Energy Inc                                      8,864     214,332       0.06%
                                        Southern Co                                          13,459     461,509       0.13%
                                        Westar Energy Inc                                    23,557     571,964       0.16%
                                        Wisconsin Energy Corp                                10,869     480,736       0.14%
                                        Xcel Energy Inc                                      52,989   1,084,685       0.31%
                                                                                                    ------------   ---------
                                                                                                     20,438,085       5.76%
                                                                                                    ------------   ---------


                                                                                                    ------------   ---------
                                          Total commsion stocks (cost - $299,197,526)               302,267,281      85.24%
                                                                                                    ------------   ---------
      Common Stocks (Non-United States)

      Bermuda
                        Consumer Discretionary
                                        Orient-Exp Htls                                         462      24,671       0.01%
                                                                                                    ------------   ---------
                                                                                                         24,671       0.01%
                                                                                                    ------------   ---------
                        Industrial
                                        Foster Wheeler Ltd   *                                   76       8,131       0.00%
                                                                                                    ------------   ---------
                                                                                                          8,131       0.00%
                                                                                                    ------------   ---------

                                       Total Bermuda:                                                    32,802       0.01%
                                                                                                    ------------   ---------

      Brazil
                        Materials
                                        Cia Vale Do Rio Doce                                  8,326     370,923       0.11%
                                        Votorantim Celulose E Papel Sa    *                     422       9,609       0.00%
                                                                                                    ------------   ---------
                                                                                                        380,532       0.11%
                                                                                                    ------------   ---------
                        Telecommunication Services
                                        Brasil Telecom Participacoes S                        1,222      73,882       0.02%
                                        Tele Norte Leste Participacoes    *                   1,910      36,233       0.01%
                                                                                                    ------------   ---------
                                                                                                        110,115       0.03%
                                                                                                    ------------   ---------

                                       Total Brazil:                                                    490,647       0.14%
                                                                                                    ------------   ---------

      Canada
                        Consumer Staples
                                        Sunopta Inc Com*                                        125       1,394       0.00%
                                                                                                    ------------   ---------
                                                                                                          1,394       0.00%
                                                                                                    ------------   ---------
                        Energy
                                        Encana                                                1,314      80,745       0.02%
                                        Nexen Inc                                             2,996      92,726       0.03%
                                        Teekay Corp                                           2,494     144,428       0.04%
                                        Ultra Petroleum Corpcom*                              4,314     238,305       0.07%
                                                                                                    ------------   ---------
                                                                                                        556,204       0.16%
                                                                                                    ------------   ---------
                        Financial
                                        Brookfield Ppty Corp Cad                                646      15,704       0.01%
                                        Rbc Cad Com                                             273      14,488       0.00%
                                                                                                    ------------   ---------
                                                                                                         30,192       0.01%
                                                                                                    ------------   ---------
                        Information Technology
                                        Cognos Cad Com*                                       6,003     238,319       0.07%
                                                                                                    ------------   ---------
                                                                                                        238,319       0.07%
                                                                                                    ------------   ---------
                        Materials
                                        Agrium Cad Npv Com                                    4,663     204,006       0.05%
                                        Kinross Gold Corp New*                               74,863     874,400       0.24%
                                        Pan American Silver Corp Can Com*                     5,211     137,206       0.03%
                                                                                                    ------------   ---------
                                                                                                      1,215,612       0.32%
                                                                                                    ------------   ---------

                                       Total Canada:                                                  2,041,721       0.56%
                                                                                                    ------------   ---------
      France
                        Financial
                                        Axa  Paris                                            7,467     321,380       0.09%
                                                                                                    ------------   ---------
                                                                                                        321,380       0.09%
                                                                                                    ------------   ---------
                        Telecommunication Services
                                        Mobile Telesystems  Sp                                5,756     348,641       0.09%
                                                                                                    ------------   ---------
                                                                                                        348,641       0.09%
                                                                                                    ------------   ---------

                                       Total France:                                                    670,021       0.18%
                                                                                                    ------------   ---------

      Germany
                        Financial
                                        Deutsche Bank Ag                                        794     114,924       0.03%
                                        Ubs Ag-Reg*                                           1,860     111,619       0.03%
                                                                                                    ------------   ---------
                                                                                                        226,543       0.06%
                                                                                                    ------------   ---------
                        Materials
                                        Bayer Ag  Leverkusen                                    149      11,220       0.01%
                                                                                                    ------------   ---------
                                                                                                         11,220       0.01%
                                                                                                    ------------   ---------

                                       Total Germany:                                                   237,763       0.07%
                                                                                                    ------------   ---------

      Great Britain
                        Consumer Staples
                                        Diageo Plc                                               74       6,165       0.00%
                                                                                                    ------------   ---------
                                                                                                          6,165       0.00%
                                                                                                    ------------   ---------
                        Financial
                                        Barclays Plc                                            819      45,692       0.02%
                                                                                                    ------------   ---------
                                                                                                         45,692       0.02%
                                                                                                    ------------   ---------
                        Telecommunication
                                        Bt Group Plc                                          1,140      75,901       0.02%
                                                                                                    ------------   ---------
                                                                                                         75,901       0.02%
                                                                                                    ------------   ---------

                                       Total Great Britian:                                             127,758       0.04%
                                                                                                    ------------   ---------

      India
                        Information Technology
                                        Infosys Technologies Ltd                                716      36,072       0.01%
                                        Satyam Computer Services Ltd                            846      20,947       0.01%
                                                                                                    ------------   ---------
                                       Total India:                                                      57,019       0.02%
                                                                                                    ------------   ---------
      Indonesia
                        Telecommunication
                                        Pt Telekomunikasi Indonesia (P                        2,900     124,990       0.04%
                                                                                                    ------------   ---------
                                       Total Indonesia:                                                 124,990       0.04%
                                                                                                    ------------   ---------


                                        Check Point Software Technolog    *                     521      11,884       0.00%
                                        Nice Sys Ltd            *                             2,457      85,356       0.03%
                                                                                                    ------------   ---------
                                       Total Israel:                                                     97,240       0.03%
                                                                                                    ------------   ---------
      Japan
                        Consumer Discretionary
                                        Abc Mart                                              1,800      41,103       0.01%
                                        Aisin Seiki                                           1,500      55,022       0.02%
                                        Aoyama Trading                                          100       3,069       0.00%
                                        Arnest One                                           15,600     135,163       0.04%
                                        Aruze                                                 1,100      34,115       0.01%
                                        Benesse                                               4,700     135,868       0.04%
                                        Chori              *                                  1,000       1,620       0.00%
                                        Daiwa House Industry                                  3,000      42,803       0.01%
                                        Don Quijote                                             900      18,001       0.00%
                                        Fast Retailing                                          100       7,102       0.00%
                                        Fcc                                                   1,600      32,843       0.01%
                                        Funai                                                   500      29,110       0.01%
                                        Geo                                                      50      84,619       0.02%
                                        Goldcrest                                               850      43,431       0.01%
                                        Haseko*                                              64,000     189,157       0.05%
                                        Hikari Tsushin                                          200       8,389       0.00%
                                        His                                                   2,800      76,861       0.02%
                                        Japan Gnrl Estate                                     1,900      41,848       0.01%
                                        Kawai Music Instr                                    26,000      53,265       0.02%
                                        Kayaba Industries                                    13,000      62,634       0.02%
                                        Keihin Corp                                           3,000      57,695       0.02%
                                        Komeri                                                1,000      26,560       0.01%
                                        Konaka                                                1,300      12,337       0.00%
                                        K'S Holdings                                          2,000      55,711       0.02%
                                        Matsushita Elec Industrial                            1,000      19,798       0.01%
                                        Mazda Motor                                          19,000     108,158       0.03%
                                        Mizuno                                                2,000      11,434       0.00%
                                        Nok                                                   1,700      35,791       0.01%
                                        Noritake                                              1,000       4,632       0.00%
                                        Onward Kashiyama                                      3,000      38,212       0.01%
                                        Point                                                 2,310     136,735       0.04%
                                        Press Kogyo                                           5,000      21,134       0.01%
                                        Right on                                                300       4,859       0.00%
                                        Sanei-International                                   3,800     120,313       0.03%
                                        Sangetsu                                                400       8,616       0.00%
                                        Sekisui House                                        28,000     372,971       0.11%
                                        Sharp                                                 2,000      37,896       0.01%
                                        Shimachu                                              1,100      29,572       0.01%
                                        Sony                                                  4,400     225,531       0.06%
                                        Suzuki Motor                                            200       5,668       0.00%
                                        Take & Give Needs                                       189      67,568       0.02%
                                        Tokai Rika                                              700      19,102       0.00%
                                        Tokai Rubber                                          4,300      71,728       0.02%
                                        Tokyo Dome         *                                 11,000      56,205       0.02%
                                        Toyota Industries                                     1,200      55,678       0.02%
                                        Uss Co Ltd                                               50       3,178       0.00%
                                        Wacoal Hld                                            2,000      24,616       0.01%
                                        Yamaha                                                9,100     188,639       0.05%
                                        Yokohama Rubber                                       3,000      22,543       0.01%
                                        Zephyr                                                    2       4,195       0.00%
                                                                                                    ------------   ---------
                                                                                                      2,943,098       0.83%
                                                                                                    ------------   ---------
                        Consumer Staples
                                        Ajinomoto Co                                          9,000     103,559       0.03%
                                        Coca West Holdings                                      300       6,960       0.00%
                                        Ito En                                                  300       9,838       0.00%
                                        Izumiya                                               3,000      21,839       0.01%
                                        Kikkoman                                              2,000      29,669       0.01%
                                        Kobayashi Pharm                                       1,100      36,609       0.01%
                                        Lawson                                                8,600     296,660       0.08%
                                        Mandom                                                  300       6,863       0.00%
                                        Matsumotokiyoshi                                        900      19,713       0.01%
                                        Mitsui Sugar                                          4,000      13,053       0.00%
                                        Morinaga Milk Ind                                    44,000     176,720       0.05%
                                        Nichirei                                             44,000     226,244       0.06%
                                        Nippon Bsm                                           14,000      36,844       0.01%
                                        Nissin Food                                             900      30,098       0.01%
                                        Npn Meat Packers                                      3,000      36,196       0.01%
                                        Yamazaki Baking                                       3,000      25,556       0.01%
                                                                                                    ------------   ---------
                                                                                                      1,076,421       0.30%
                                                                                                    ------------   ---------
                        Energy
                                        Shinko Plantech                                       3,000      41,807       0.01%
                                        Tonengeneral                                          2,000      19,483       0.01%
                                        Toyo Kanetsu                                         55,000     136,726       0.04%
                                                                                                    ------------   ---------
                                                                                                        198,016       0.06%
                                                                                                    ------------   ---------
                        Financial
                                        Acom                                                  3,550     127,058       0.03%
                                        Apamanshop                                               90      27,803       0.01%
                                        Arealink                                                173     111,929       0.03%
                                        Awa Bank                                             10,000      50,528       0.01%
                                        Century Leasing                                         200       2,792       0.00%
                                        Cosmos Initia                                         4,000      25,394       0.01%
                                        Daibiru                                               2,600      36,001       0.01%
                                        Daiwa Sec Grp Inc                                    16,000     170,112       0.05%
                                        Eighteenth Bank                                       6,000      25,021       0.01%
                                        Fuji F&M Ins                                          6,000      23,952       0.01%
                                        Hachijuni Bank                                       10,000      70,205       0.02%
                                        Hitachi Capital                                       1,500      22,810       0.00%
                                        Hokuhoku                                              1,000       3,231       0.00%
                                        Hyakujushi Bank                                       7,000      38,884       0.01%
                                        Ichiyoshi Sec                                         6,100      88,120       0.02%
                                        Iyo Bank                                              8,000      75,857       0.02%
                                        Japan Asia Invest                                     4,000      24,973       0.01%
                                        Japan Real Est Inv (Reit)                                 2      23,483       0.01%
                                        Jpn Retail Fd Inv (Reit)                                  4      34,657       0.01%
                                        Jsfc                                                  4,200      56,456       0.02%
                                        K K Da Vinci*                                           176     153,917       0.04%
                                        Kansai Urban Banking                                 18,000      62,383       0.02%
                                        Keiyo Bank                                            5,000      29,110       0.01%
                                        Kenedix                                                  93     173,205       0.05%
                                        Leopalace21                                             900      30,681       0.01%
                                        Mitsubishi Estate                                    15,000     406,899       0.11%
                                        Mitsui Fudosan                                       15,000     420,260       0.12%
                                        Musashino Bank                                        2,200     106,887       0.03%
                                        Nippon Building Fund (Reit)                              11     152,314       0.04%
                                        Nishi Nippon City Bank                               13,000      47,476       0.01%
                                        Orix                                                    440     115,616       0.03%
                                        Shiga Bank                                            1,000       6,834       0.00%
                                        Sumitomo Re                                             870      68,053       0.02%
                                        Tokyo Tatemono                                       33,000     410,713       0.12%
                                        Tokyo Tomin Bank                                      1,800      60,051       0.02%
                                        Tokyu Livable Inc                                     1,500      30,304       0.01%
                                                                                                    ------------   ---------
                                                                                                      3,313,969       0.93%
                                                                                                    ------------   ---------
                        Healthcare
                                        Alfresa Holdings                                        700      48,690       0.01%
                                        Chugai Pharm                                         22,800     408,940       0.12%
                                        Hogy Medical                                            400      17,814       0.01%
                                        Kaken Pharm                                           1,000       7,263       0.00%
                                        Mediceo Paltac                                          100       1,529       0.00%
                                        Nihon Kohden                                         13,900     257,189       0.07%
                                        Olympus                                               1,000      38,949       0.01%
                                        Ono Pharm                                               900      47,589       0.01%
                                        Rohto Pharm                                           4,000      40,293       0.01%
                                        Shionogi                                              2,000      32,552       0.01%
                                        Suzuken                                               2,800      87,291       0.03%
                                        Tanabe Seiyaku                                       25,000     297,177       0.09%
                                        Toho Pharm                                              600      10,033       0.00%
                                                                                                    ------------   ---------
                                                                                                      1,295,309       0.37%
                                                                                                    ------------   ---------
                        Industrial
                                        Aica Kogyo                                           12,100     138,347       0.04%
                                        Amada                                                 7,000      87,348       0.02%
                                        Asahi Glass                                          16,000     215,588       0.06%
                                        Asahi Pretec                                          3,000      83,566       0.02%
                                        Central Glass                                        50,000     278,959       0.08%
                                        Chiyoda                                              11,000     209,320       0.06%
                                        Chugai Ro                                             5,000      16,600       0.00%
                                        Dai Nippon Prtg                                      10,000     148,913       0.04%
                                        Daihen                                               13,000      80,530       0.02%
                                        Daikin Industries                                     1,300      47,265       0.01%
                                        Fanuc                                                   200      20,600       0.01%
                                        Furukawa Electric                                    23,000     126,830       0.04%
                                        Glory                                                 1,300      28,422       0.01%
                                        Hanwa                                                 4,000      19,693       0.01%
                                        Hitachi Cable                                        12,000      70,157       0.02%
                                        Hitachi Cm                                            2,100      72,950       0.02%
                                        Itochu                                                6,000      69,379       0.02%
                                        Jpn Airport Term                                      8,600     135,029       0.04%
                                        Js Group                                             13,300     269,241       0.08%
                                        Kajima                                                2,000       8,357       0.00%
                                        Kamigumi                                              7,000      60,537       0.02%
                                        Kanematsu          *                                  5,000       8,381       0.00%
                                        Kawasaki Heavy                                       16,000      65,297       0.02%
                                        Kawasaki Kisen                                        3,000      36,609       0.01%
                                        Kinden                                                5,000      43,322       0.01%
                                        Kintetsu Wrld Exp                                       400      13,539       0.00%
                                        Kitagawa Iron                                        10,000      22,187       0.01%
                                        Kitz                                                  1,000       8,697       0.00%
                                        Komatsu                                               1,800      52,180       0.01%
                                        Komori                                                2,000      46,804       0.01%
                                        Kubota                                                1,000       8,097       0.00%
                                        Kurita Water Ind                                      1,700      53,273       0.02%
                                        M'Bishi Elec                                          7,000      64,731       0.02%
                                        Meidensha                                             8,000      29,086       0.01%
                                        Meitec                                                3,600     102,903       0.03%
                                        Minebea                                              18,000     101,591       0.03%
                                        Mitsubishi                                              900      23,539       0.01%
                                        Mitsubishi Logistics                                  1,000      16,438       0.00%
                                        Mitsui                                                3,000      59,638       0.02%
                                        Mitsui Eng&Sb                                        21,000     112,061       0.03%
                                        Mitsui Osk Line                                       3,000      40,666       0.01%
                                        Mitsui-Soko                                           3,000      17,855       0.01%
                                        Mori Seiki                                            1,200      37,216       0.01%
                                        Nachi Fujikoshi                                      25,000     128,143       0.04%
                                        Nec Networks                                          3,700      38,769       0.01%
                                        Ngk Insulators                                        3,000      73,606       0.02%
                                        Nippei Toyama                                         2,000      19,677       0.01%
                                        Nippon Express                                       59,000     334,904       0.09%
                                        Nippon Filcon                                           100         762       0.00%
                                        Nippon Sheet Glass                                    5,000      22,794       0.01%
                                        Nishi-Nippon Rail                                    24,000      87,064       0.02%
                                        Nissha Printing                                         900      24,414       0.01%
                                        Nitto Boseki                                         10,000      38,220       0.01%
                                        Nsk                                                   4,000      41,330       0.01%
                                        Odakyu Railway                                       12,000      73,849       0.02%
                                        Okamoto Machine                                       1,000       4,413       0.00%
                                        Okamura                                               1,000       9,911       0.00%
                                        Okk                                                   5,000      18,584       0.01%
                                        Sanki Engineering                                     6,000      47,905       0.01%
                                        Sankyo-Tateyama                                      15,000      27,329       0.01%
                                        Sanyo Denki                                           3,000      20,138       0.01%
                                        Shinmaywa                                             1,000       4,980       0.00%
                                        Sohgo Security                                        2,300      40,228       0.01%
                                        Sumitomo                                              6,600     120,248       0.03%
                                        Sumitomo Heavy                                        6,000      67,873       0.02%
                                        Sumitomo Ware-H                                      15,000     103,365       0.03%
                                        Tadano                                                2,000      29,783       0.01%
                                        Taisei                                                1,000       3,377       0.00%
                                        Takasago Termal                                       6,000      56,601       0.02%
                                        Tatsuta Elec W&C                                      7,000      19,669       0.01%
                                        Toda                                                 12,000      63,743       0.02%
                                        Tokimec                                              18,000      41,977       0.01%
                                        Toshiba Plant Systems                                 2,000      16,519       0.00%
                                        Toto                                                  5,000      43,200       0.01%
                                        Tsubakimoto Chain                                     1,000       7,199       0.00%
                                        Yamazen                                               1,700      12,582       0.00%
                                        Yusen Air & Sea                                       1,500      32,066       0.01%
                                                                                                    ------------   ---------
                                                                                                      4,826,963       1.36%
                                                                                                    ------------   ---------
                        Information Technology
                                        Brother Inds                                          6,000      87,987       0.02%
                                        Canon                                                   900      52,690       0.01%
                                        Canon Finetech                                          700      12,158       0.00%
                                        Csk Hld                                               3,700     130,030       0.04%
                                        Disco                                                 1,800     104,069       0.03%
                                        Eizo Nanao                                            2,000      65,104       0.02%
                                        Hamamatsu Photo                                       2,100      65,808       0.02%
                                        Hitachi                                              13,000      92,109       0.03%
                                        Hitachi Software                                      4,400      98,336       0.03%
                                        Hoshiden                                              4,800      63,433       0.02%
                                        Itochu Techno-Solutions                               2,400      94,060       0.03%
                                        Koa                                                     500       6,689       0.00%
                                        Konami                                                8,200     187,578       0.05%
                                        Murata Mfg                                              800      60,181       0.02%
                                        Nec                                                   6,000      30,997       0.01%
                                        Nihon Dempa Kogyo                                     1,000      56,682       0.02%
                                        Nippon Chemi-Con                                     21,000     177,870       0.05%
                                        Ns Solutions                                            500      14,454       0.00%
                                        Nsd                                                   2,000      29,329       0.01%
                                        Ntt Data                                                 23     108,952       0.03%
                                        Omron                                                 3,400      89,202       0.03%
                                        Osaki Electric                                       10,000      78,060       0.02%
                                        Ricoh                                                 2,000      46,156       0.01%
                                        Rohm                                                    300      26,600       0.01%
                                        Square Enix                                             700      17,628       0.00%
                                        Star Micronics                                          500      13,320       0.00%
                                        Taiyo Yuden                                           3,000      69,355       0.02%
                                        Tokyo Seimitsu                                        1,100      42,488       0.01%
                                        Toshiba                                               3,000      26,114       0.01%
                                        Uniden                                               20,000     146,079       0.04%
                                        Works Applications*                                       2       1,312       0.00%
                                        Yahoo Jpn                                               260      88,109       0.02%
                                        Yamaichi Elec                                           200       1,493       0.00%
                                        Yamatake                                              1,000      30,447       0.01%
                                        Yaskawa Electric                                      4,000      45,476       0.01%
                                        Yokogawa Electric                                     4,200      56,252       0.02%
                                                                                                    ------------   ---------
                                                                                                      2,316,607       0.65%
                                                                                                    ------------   ---------
                        Materials
                                        Dai Nippon Toryo                                      2,000       3,207       0.00%
                                        Daicel Chem Ind                                       5,000      32,511       0.01%
                                        Denki Kagakukogyo                                     1,000       4,494       0.00%
                                        Hitachi Metals                                       15,000     164,096       0.05%
                                        Jfe Holdings                                            200      12,422       0.00%
                                        Krosaki Harima                                       39,000     153,796       0.04%
                                        Kureha                                                1,000       4,948       0.00%
                                        Lintec                                                2,100      44,381       0.01%
                                        Mitsui Chemicals                                     14,000     106,223       0.03%
                                        Nakayama Steel                                        8,000      28,179       0.01%
                                        Nifco                                                   100       2,182       0.00%
                                        Nihon Nohyaku                                         3,000      16,883       0.01%
                                        Nihon Parkerizing                                     3,000      46,690       0.01%
                                        Nippon Paint                                         26,000     132,216       0.04%
                                        Nippon Shokubai                                      10,000      88,668       0.03%
                                        Nippon Valqua Ind                                     2,000       7,255       0.00%
                                        Nippon Yakin                                          2,000      23,369       0.01%
                                        Nisshin Steel                                        10,000      45,589       0.01%
                                        Npn Carbide Ind    *                                  3,000       5,830       0.00%
                                        Npn Light Metal                                      70,000     182,518       0.05%
                                        Oji Paper Jpy  Ord                                   15,000      72,756       0.02%
                                        Pacific Metals                                       11,000     183,935       0.05%
                                        S'Tomo Metal Mng Co                                   9,000     194,947       0.06%
                                        S'Tomo Osaka Ceme                                     2,000       5,296       0.00%
                                        Taiyo Nippon Sanso                                   28,000     216,074       0.06%
                                        Tokuyama                                              5,000      65,023       0.02%
                                        Tokyo Ohka Kogyo                                      1,600      35,823       0.01%
                                        Tokyo Tekko                                          20,000     126,645       0.04%
                                        Topy Industries                                       9,000      34,107       0.01%
                                        Toyo Seikan                                           2,100      40,471       0.01%
                                        Ube Industries                                       11,000      33,848       0.01%
                                        Yodogawa Steel                                        3,000      16,616       0.00%
                                                                                                    ------------   ---------
                                                                                                      2,130,998       0.60%
                                                                                                    ------------   ---------
                        Telecommunication Services
                                        Kddi                                                     42     310,507       0.09%
                                        Ntt Docomo Inc                                          158     249,484       0.07%
                                                                                                    ------------   ---------
                                                                                                        559,991       0.16%
                                                                                                    ------------   ---------
                        Utilities
                                        Hokkaido Ele                                         10,600     229,604       0.07%
                                        Kansai Ele                                            3,600      84,975       0.02%
                                        Kyushu Ele                                            3,900     102,004       0.03%
                                        Shikoku Ele                                             300       7,057       0.00%
                                                                                                    ------------   ---------
                                                                                                        423,640       0.12%
                                                                                                    ------------   ---------

                                       Total Japan:                                                  19,085,012       5.38%
                                                                                                    ------------   ---------
      Luxembourg
                        Telecommunication Services
                                        Millicom Intl       Cellular Sa*                        266      24,376       0.01%
                                                                                                    ------------   ---------
                                       Total Luxembourg:                                                 24,376       0.01%
                                                                                                    ------------   ---------
      Mexico
                        Materials
                                        Cemex S.A.B. De C.V.    *                            18,235       1,144       0.00%
                                                                                                    ------------   ---------
                                       Total Mexico:                                                      1,144       0.00%
                                                                                                    ------------   ---------
      Netherlands
                        Energy
                                        Core Laboratories   N V Com*                          1,287     130,875       0.04%
                                                                                                    ------------   ---------
                                                                                                        130,875       0.04%
                                                                                                    ------------   ---------
                        Information Technology
                                        Asml Hldg N V           *                             5,067     139,089       0.04%
                                        Stmicroelectronics Nv                                17,234     330,720       0.09%
                                                                                                    ------------   ---------
                                                                                                        469,809       0.13%
                                                                                                    ------------   ---------

                                       Total Netherlands:                                               600,684       0.17%
                                                                                                    ------------   ---------
      People's Republic of China
                        Industrial
                                        Choicepoint Inc          *                            8,468     359,467       0.10%
                                                                                                    ------------   ---------
                                       Total People's Republic of China:                                359,467       0.10%
                                                                                                    ------------   ---------
      Philippines
                        Telecommunication Services
                                        Philippine Long Dist Sp                               1,572      89,918       0.03%
                                                                                                    ------------   ---------
                                       Total Philippines:                                                89,918       0.03%
                                                                                                    ------------   ---------
      Russia
                        Telecommunication Services
                                        Vimpel Communications Ojsc  Mo                        2,507     264,138       0.07%
                                                                                                    ------------   ---------
                                       Total Russia:                                                    264,138       0.07%
                                                                                                    ------------   ---------
      South Africa
                        Energy
                                        Sasol Ltd                                             3,730     140,024       0.04%
                                                                                                    ------------   ---------
                                                                                                        140,024       0.04%
                                                                                                    ------------   ---------
                        Materials
                                        Anglogold Ashanti   Limited     New                  27,020   1,021,896       0.29%
                                        Gold Fields Ltd New                                  46,868     735,828       0.21%
                                        Randgold Resources Ltd South Africa                  11,383     252,589       0.07%
                                                                                                    ------------   ---------
                                                                                                      2,010,313       0.57%
                                                                                                    ------------   ---------

                                       Total South Africa:                                            2,150,337       0.61%
                                                                                                    ------------   ---------
      South Korea
                        Telecommunication Services
                                        Kt Corp             Spons                               297       6,968       0.00%
                                                                                                    ------------   ---------
                                       Total South Korea:                                                 6,968       0.00%
                                                                                                    ------------   ---------

      Spain
                        Financial
                                        Banco Santander Cen Spon                              7,838     144,062       0.04%
                                                                                                    ------------   ---------
                                       Total Spain:                                                     144,062       0.04%
                                                                                                    ------------   ---------
      Switerland
                        Financial
                                        Credit Suisse Group  Zuerich                          1,290      91,538       0.03%
                        Material
                                        Syngenta Ag                                           3,636     141,549       0.04%
                                                                                                    ------------   ---------
                                       Total Switzerland:                                               233,087       0.07%
                                                                                                    ------------   ---------



                                          Total common stocks non-United States
                                            (cost - $26,997,411)                                     26,839,154       7.57%
                                                                                                    ------------   ---------


      UNITED STATES GOVERNMENT SECURITIES**

                        Maturity Face Amount       Maturity Date            Description                            % OF NET
                           $ 10,000,000.00           5/3/2007            U.S. Treasury Bills           VALUE      ASSET VALUE
                                             (cost, including accrued
                                              interest, - $9,957,844)                                 9,957,844       2.81%
                                                                                                   -------------   ---------

                                          Total investment securities                              $339,064,279      95.62%
                                            (cost - $336,152,781)                                  =============   =========


      PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

                                                                                                                   % OF NET
              COUNTERPARTY   Expiry Date   Market Put/Call     StrikePrice      Amount    Currency     VALUE      ASSET VALUE

              ABN AMRO        7/2/2007    USD Call / CAD Put       1.0715     1,610,000   USD       $    495.82       0.00%
              ABN AMRO        7/2/2007    GBP Call / USD Put       1.9825       780,000   GBP            19,578       0.01%
              ABN AMRO        7/2/2007    USD Call / CHF Put       1.2375     1,580,000   USD                 2       0.00%
              ABN AMRO        7/2/2007    USD Call / JPY Put     123.1000     1,570,000   USD             3,210       0.00%
              ABN AMRO        7/2/2007    AUD Call / USD Put       0.8410     1,560,000   AUD            10,984       0.01%
              ABN AMRO        7/2/2007    EUR Call / GBP Put       0.6770       620,000   EUR                84       0.00%
              ABN AMRO        7/2/2007    EUR Call / JPY Put     165.2500     1,170,000   EUR            13,612       0.01%
              ABN AMRO        7/2/2007    EUR Call / USD Put       1.3420     1,400,000   EUR            16,132       0.01%
              ABN AMRO        7/3/2007    USD Call / CAD Put       1.0690     1,690,000   USD             2,021       0.00%
              ABN AMRO        7/3/2007    EUR Call / JPY Put     165.3500       440,000   EUR             5,004       0.00%
              ABN AMRO        7/3/2007    EUR Call / USD Put       1.3405     1,490,000   EUR            19,494       0.01%
              ABN AMRO        7/3/2007    GBP Call / USD Put       1.9865       790,000   GBP            16,743       0.01%
              ABN AMRO        7/3/2007    USD Call / CHF Put       1.2385     1,580,000   USD                22       0.00%
              ABN AMRO        7/3/2007    USD Call / JPY Put     123.3000     1,570,000   USD             2,900       0.00%
              ABN AMRO        7/3/2007    AUD Call / USD Put       0.8440     1,580,000   AUD             7,780       0.00%
              ABN AMRO        7/3/2007    EUR Call / GBP Put       0.6750       480,000   EUR               551       0.00%
              ABN AMRO        7/5/2007    USD Call / CAD Put       1.0655     1,600,000   USD             5,216       0.00%
              ABN AMRO        7/5/2007    USD Call / CHF Put       1.2360     1,590,000   USD               268       0.00%
              ABN AMRO        7/5/2007    USD Call / JPY Put     123.2500     1,580,000   USD             4,165       0.00%
              ABN AMRO        7/5/2007    AUD Call / USD Put       0.8460     1,580,000   AUD             6,792       0.00%
              ABN AMRO        7/5/2007    EUR Call / GBP Put       0.6745       460,000   EUR             1,062       0.00%
              ABN AMRO        7/5/2007    EUR Call / JPY Put     165.6000     1,490,000   EUR            15,311       0.00%
              ABN AMRO        7/5/2007    EUR Call / USD Put       1.3435     1,090,000   EUR            11,694       0.01%
              ABN AMRO        7/5/2007    GBP Call / USD Put       1.9925       800,000   GBP            12,634       0.01%
              ABN AMRO        7/6/2007    USD Call / CAD Put       1.0710     1,600,000   USD             3,204       0.00%
              ABN AMRO        7/6/2007    USD Call / CHF Put       1.2340     1,600,000   USD               630       0.00%
              ABN AMRO        7/6/2007    USD Call / JPY Put     123.8000     1,580,000   USD             2,083       0.00%
              ABN AMRO        7/6/2007    AUD Call / USD Put       0.8475     1,580,000   AUD             6,045       0.00%
              ABN AMRO        7/6/2007    EUR Call / GBP Put       0.6735       910,000   EUR             3,364       0.00%
              ABN AMRO        7/6/2007    EUR Call / JPY Put     166.4500       160,000   EUR               966       0.00%
              ABN AMRO        7/6/2007    EUR Call / USD Put       1.3435     1,450,000   EUR            15,907       0.01%
              ABN AMRO        7/6/2007    GBP Call / USD Put       1.9965       800,000   GBP            10,155       0.01%
              ABN AMRO        7/9/2007    USD Call / CAD Put       1.0710     1,620,000   USD             3,828       0.00%
              ABN AMRO        7/9/2007    USD Call / CHF Put       1.2270     1,600,000   USD             2,639       0.00%
              ABN AMRO        7/9/2007    USD Call / JPY Put     123.1500     1,580,000   USD             5,876       0.00%
              ABN AMRO        7/9/2007    AUD Call / USD Put       0.8485     1,590,000   AUD             5,903       0.00%
              ABN AMRO        7/9/2007    EUR Call / GBP Put       0.6740       340,000   EUR             1,179       0.00%
              ABN AMRO        7/9/2007    EUR Call / USD Put       1.3470     1,430,000   EUR            12,071       0.01%
              ABN AMRO        7/9/2007    GBP Call / USD Put       1.9980       790,000   GBP             9,461       0.00%
              ABN AMRO       7/10/2007    USD Call / CAD Put       1.0685     1,580,000   USD             5,303       0.00%
              ABN AMRO       7/10/2007    AUD Call / USD Put       0.8495     1,580,000   AUD             5,563       0.00%
              ABN AMRO       7/10/2007    EUR Call / GBP Put       0.6735       920,000   EUR             3,948       0.00%
              ABN AMRO       7/10/2007    EUR Call / JPY Put     165.6000       680,000   EUR             7,790       0.00%
              ABN AMRO       7/10/2007    EUR Call / USD Put       1.3465     1,490,000   EUR            13,537       0.01%
              ABN AMRO       7/10/2007    GBP Call / USD Put       1.9990       790,000   GBP             9,151       0.00%
              ABN AMRO       7/10/2007    USD Call / CHF Put       1.2280     1,590,000   USD             2,574       0.00%
              ABN AMRO       7/10/2007    USD Call / JPY Put     122.8500     1,580,000   USD             8,400       0.00%
              ABN AMRO       7/11/2007    USD Call / CAD Put       1.0695     1,540,000   USD             5,079       0.00%
              ABN AMRO       7/11/2007    AUD Call / USD Put       0.8415     1,580,000   AUD            13,385       0.01%
              ABN AMRO       7/11/2007    EUR Call / GBP Put       0.6740       540,000   EUR             2,141       0.00%
              ABN AMRO       7/11/2007    EUR Call / JPY Put     164.4500     1,230,000   EUR            23,406       0.01%
              ABN AMRO       7/11/2007    EUR Call / USD Put       1.3455     1,380,000   EUR            13,934       0.01%
              ABN AMRO       7/11/2007    GBP Call / USD Put       1.9965       790,000   GBP            10,858       0.00%
              ABN AMRO       7/11/2007    USD Call / CHF Put       1.2270     1,590,000   USD             3,246       0.00%
              ABN AMRO       7/11/2007    USD Call / JPY Put     122.3000     1,570,000   USD            13,356       0.00%
              ABN AMRO       7/12/2007    USD Call / CAD Put       1.0635     1,510,000   USD             8,804       0.00%
              ABN AMRO       7/12/2007    AUD Call / USD Put       0.8455     1,580,000   AUD             9,550       0.00%
              ABN AMRO       7/12/2007    EUR Call / GBP Put       0.6730       570,000   EUR             3,104       0.00%
              ABN AMRO       7/12/2007    EUR Call / JPY Put     165.2500       960,000   EUR            13,250       0.00%
              ABN AMRO       7/12/2007    EUR Call / USD Put       1.3475     1,410,000   EUR            12,579       0.00%
              ABN AMRO       7/12/2007    GBP Call / USD Put       2.0020       790,000   GBP             8,065       0.00%
              ABN AMRO       7/12/2007    USD Call / CHF Put       1.2270     1,590,000   USD             3,454       0.00%
              ABN AMRO       7/12/2007    USD Call / JPY Put     122.6500     1,570,000   USD            10,129       0.00%
              ABN AMRO       7/13/2007    USD Call / JPY Put     123.1500     1,580,000   USD             6,830       0.00%
              ABN AMRO       7/13/2007    AUD Call / USD Put       0.8500     1,580,000   AUD             6,296       0.00%
              ABN AMRO       7/13/2007    EUR Call / GBP Put       0.6745       960,000   EUR             3,799       0.00%
              ABN AMRO       7/13/2007    EUR Call / JPY Put     166.4500     1,530,000   EUR            11,891       0.00%
              ABN AMRO       7/13/2007    EUR Call / USD Put       1.3505     1,950,000   EUR            14,018       0.00%
              ABN AMRO       7/13/2007    GBP Call / USD Put       2.0035       790,000   GBP             7,606       0.00%
              ABN AMRO       7/13/2007    USD Call / CAD Put       1.0545     1,540,000   USD            16,983       0.00%
              ABN AMRO       7/13/2007    USD Call / CHF Put       1.2250     1,580,000   USD             4,589       0.00%
                                                                                                    ------------   ---------

                          Purchased options on forward currency contracts
                            (premium received- $497,334)                                            $   541,686       0.15%
                                                                                                    ============   =========

      FUTURES CONTRACTS

              CONTRACTS PURCHASED

                                                                                           NO. OF                  % of Net
                        SECTOR         CONTRACT              EXPIRATION         EXCHANGE  CONTRACTS    VALUE       Asset Value

                        METALS
                                       COPPER                  Sep-07              LME              $   328,844       0.10%
                                       GOLD                    Aug-07             COMEX                (232,200)     -0.07%
                                       ZINC                    Sep-07              LME                 (200,235)     -0.06%
                                                                                                    ------------   ---------
                                                                                                       (103,591)     -0.03%
                                                                                                    ------------   ---------

                        STOCK INDICIES
                                       CAC 40                  Jul-07           EURONEXT                238,821       0.07%
                                       DAX                     Sep-07             EUREX                 859,866       0.24%
                                       FTSE 100                Sep-07             LIFFE                  (4,346)      0.00%
                                       HANG SENG               Jul-07              HKF                  (23,828)     -0.01%
                                       MINI NASDAQ             Sep-07              CME                   44,094       0.01%
                                       MINI S&P 500            Sep-07              CME                 (330,800)     -0.09%
                                       MSCI TAIWAN             Jul-07              SGX                  (12,400)     -0.01%
                                       NIKKEI 225              Sep-07              SGX                  247,376       0.07%
                                       STOXX 50                Sep-07             EUREX                 317,616       0.09%
                                                                                                    ------------   ---------
                                                                                                      1,336,398       0.37%
                                                                                                    ------------   ---------

                        SHORT-TERM INTEREST RATES
                                       AUSTRALIAN 90
                                         DAY BANKER BILLS      Dec-07              SFE                   (1,275)      0.00%
                                       SHORT STERLING          Mar-08             LIFFE                  (1,631)      0.00%
                                                                                                    ------------   ---------
                                                                                                         (2,906)      0.00%
                                                                                                    ------------   ---------

                        LONG-TERM INTEREST RATES
                                       CANADIAN
                                         GOVERNMENT BOND       Sep-07              ME                   (82,526)     -0.02%
                                                                                                    ------------   ---------

                                       Net unrealized gain on futures contracts purchased             1,147,375       0.32%
                                                                                                    ------------   ---------

              CONTRACTS SOLD

                                                                                           NO. OF                  % of Net
                        SECTOR         CONTRACT              EXPIRATION         EXCHANGE  CONTRACTS    VALUE       Asset Value

                        ENERGY
                                       BRENT CRUDE           Aug-07               ICE               $  (190,520)     -0.05%
                                       GAS OIL               Jul-07               ICE                    (2,600)      0.00%
                                       HEATING OIL           Aug-07               NYM                    23,776       0.01%
                                       LIGHT CRUDE           Aug-07               NYM                  (184,640)     -0.05%
                                       NATURAL GAS           Aug-07               NYM                   125,750       0.03%
                                       RBOB UNLEADED GAS     Aug-07               NYM                    (9,752)     -0.01%
                                                                                                    ------------   ---------
                                                                                                       (237,986)     -0.07%
                                                                                                    ------------   ---------

                        STOCK INDICIES
                                       IBEX 35               Jul-07             MEFF-RV                  (9,717)      0.00%
                                       SPI 200               Sep-07               SFE                     9,433       0.00%
                                                                                                    ------------   ---------
                                                                                                           (285)      0.00%
                                                                                                    ------------   ---------

                        METALS
                                       ZINC                  Sep-07               LME                    72,727       0.02%
                                                                                                    ------------   ---------

                        SHORT-TERM INTEREST RATES
                                       3-MONTH EURIBOR       Mar-08              LIFFE                  (52,681)     -0.01%
                                       EURODOLLARS           Dec-07               CME                  (101,813)     -0.03%
                                       EURODOLLARS           Mar-08               CME                  (276,050)     -0.08%
                                       CANADIAN BANKERS
                                         ACCEPTANCE          Dec-07               ME                    (10,373)     -0.01%
                                       EUROSWISS             Sep-07              LIFFE                   30,240       0.01%
                                       EURO-SCHATZ           Sep-07              EUREX                  375,582       0.11%
                                                                                                    ------------   ---------
                                                                                                        (35,095)     -0.01%
                                                                                                    ------------   ---------

                        LONG-TERM INTEREST RATES
                                       AUSTRALIAN 10-YEAR
                                         T-BOND              Sep-07               SFE                   (17,218)      0.00%
                                       AUSTRALIAN 3-YEAR
                                         T-BOND              Sep-07               SFE                   (10,283)      0.00%
                                       MINI JAPANESE
                                         GOVERNMENT BOND     Sep-07              SIMEX                 (139,713)     -0.04%
                                       U.S. T-BOND           Sep-07              CBOT                   393,579       0.10%
                                       U.S. 10 YEAR NOTE     Sep-07              CBOT                   145,083       0.04%
                                       U.S. 5 YEAR NOTE      Sep-07              CBOT                    33,073       0.01%
                                       U.S. 2 YEAR NOTE      Sep-07              CBOT                    (7,187)      0.00%
                                       EURO-BUND             Sep-07              EUREX                1,432,506       0.40%
                                       EURO-BOBL             Sep-07              EUREX                1,153,367       0.33%
                                       LONG GILT             Sep-07              LIFFE                1,860,443       0.53%
                                                                                                    ------------   ---------
                                                                                                      4,843,651       1.37%
                                                                                                    ------------   ---------

                                       Net unrealized gain on futures contracts sold                  4,643,011       1.31%
                                                                                                    ------------   ---------

                                       Net unrealized gain on futures contracts                     $ 5,790,386       1.63%
                                                                                                    ============   =========

      FORWARD CURRENCY CONTRACTS

               CONTRACTS PURCHASED

                                                                                                                   % OF NET
                        COUNTERPARTY   MATURITY DATE         AMOUNT             CURRENCY               VALUE       ASSET VALUE

                          ABN AMRO        9/19/2007       282,306,701        Australian Dollar      $ 1,732,135       0.49%
                          ABN AMRO        9/19/2007       158,288,405          British Pound          3,819,612       1.08%
                          ABN AMRO        9/19/2007       141,821,843         Canadian Dollar           203,565       0.06%
                          ABN AMRO        9/19/2007       162,269,980              Euro               2,143,940       0.60%
                          ABN AMRO        9/19/2007    16,215,713,932          Japanese Yen              73,911       0.02%
                          ABN AMRO        9/19/2007       299,500,000          Mexican Peso             472,657       0.13%
                          ABN AMRO        9/19/2007        84,200,000        New Zealand Dollar       1,163,644       0.33%
                          ABN AMRO        9/19/2007       202,552,336           Swiss Franc           2,147,451       0.61%
                          ABN AMRO        9/19/2007        52,000,000        South African Rand         175,203       0.05%
                                                                                                    ------------   ---------

                                       Net unrealized (loss) on forward contracts purchased          11,932,119       3.36%
                                                                                                    ------------   ---------

               CONTRACTS SOLD

                                                                                                                   % OF NET
                        COUNTERPARTY   MATURITY DATE         AMOUNT             CURRENCY               VALUE       ASSET VALUE

                          ABN AMRO        9/19/2007       148,986,694        Australian Dollar      $(1,272,132)     -0.36%
                          ABN AMRO        9/19/2007        84,838,591          British Pound         (1,794,111)     -0.51%
                          ABN AMRO        9/19/2007       203,726,908         Canadian Dollar          (118,871)     -0.03%
                          ABN AMRO        9/19/2007       171,688,682              Euro              (2,166,757)     -0.61%
                          ABN AMRO        9/19/2007    56,438,032,955          Japanese Yen           4,094,881       1.15%
                          ABN AMRO        9/19/2007        28,000,000          Mexican Peso              (1,090)      0.00%
                          ABN AMRO        9/19/2007           400,000        New Zealand Dollar          (6,617)      0.00%
                          ABN AMRO        9/19/2007       157,319,924           Swiss Franc          (1,396,031)     -0.39%
                          ABN AMRO        9/19/2007         1,700,000        Singapore Dollar            (4,489)      0.00%
                          ABN AMRO        9/19/2007        41,500,000        South African Rand        (150,275)     -0.04%
                                                                                                    ------------   ---------

                                       Net unrealized gain on forward contracts sold                 (2,815,492)     -0.79%
                                                                                                    ------------   ---------

                                       Net unrealized gain on forward contracts                     $ 9,116,626       2.57%
                                                                                                    ============   =========

      OPTIONS WRITTEN ON FORWARD CURRENCY CONTRACTS

                                                                                                                   % OF NET
              COUNTERPARTY   Expiry Date   Market Put/Call     StrikePrice      Amount    Currency     VALUE      ASSET VALUE

              ABN AMRO         7/2/2007   USD Call / CAD Put       1.0915    -8,040,000   USD                 0       0.00%
              ABN AMRO         7/2/2007   USD Call / CHF Put       1.2540    -7,910,000   USD                 0       0.00%
              ABN AMRO         7/2/2007   USD Call / JPY Put     124.8500    -7,870,000   USD                -9       0.00%
              ABN AMRO         7/2/2007   AUD Call / USD Put       0.8565    -7,790,000   AUD              -531       0.00%
              ABN AMRO         7/2/2007   EUR Call / GBP Put       0.6840    -3,110,000   EUR                 0       0.00%
              ABN AMRO         7/2/2007   EUR Call / JPY Put     168.1000    -5,870,000   EUR              -476       0.00%
              ABN AMRO         7/2/2007   EUR Call / USD Put       1.3585    -7,010,000   EUR            -2,925       0.00%
              ABN AMRO         7/2/2007   GBP Call / USD Put       2.0050    -3,920,000   GBP           -16,585      -0.01%
              ABN AMRO         7/3/2007   USD Call / CAD Put       1.0895    -8,460,000   USD               -45       0.00%
              ABN AMRO         7/3/2007   EUR Call / USD Put       1.3560    -7,450,000   EUR           -11,123      -0.01%
              ABN AMRO         7/3/2007   GBP Call / USD Put       2.0075    -3,960,000   GBP           -14,437      -0.01%
              ABN AMRO         7/3/2007   USD Call / CHF Put       1.2540    -7,920,000   USD                 0       0.00%
              ABN AMRO         7/3/2007   USD Call / JPY Put     125.1000    -7,870,000   USD               -55       0.00%
              ABN AMRO         7/3/2007   AUD Call / USD Put       0.8590    -7,900,000   AUD              -830       0.00%
              ABN AMRO         7/3/2007   EUR Call / GBP Put       0.6815    -2,420,000   EUR               -31       0.00%
              ABN AMRO         7/3/2007   EUR Call / JPY Put     168.1000    -2,180,000   EUR              -701       0.00%
              ABN AMRO         7/5/2007   USD Call / CAD Put       1.0855    -8,020,000   USD            -1,187       0.00%
              ABN AMRO         7/5/2007   USD Call / CHF Put       1.2525    -7,930,000   USD                -6       0.00%
              ABN AMRO         7/5/2007   USD Call / JPY Put     125.1000    -7,890,000   USD              -448       0.00%
              ABN AMRO         7/5/2007   AUD Call / USD Put       0.8620    -7,900,000   AUD            -1,347       0.00%
              ABN AMRO         7/5/2007   EUR Call / GBP Put       0.6820    -2,280,000   EUR              -157       0.00%
              ABN AMRO         7/5/2007   EUR Call / JPY Put     168.6000    -7,450,000   EUR            -3,160       0.00%
              ABN AMRO         7/5/2007   EUR Call / USD Put       1.3600    -5,440,000   EUR            -6,450       0.00%
              ABN AMRO         7/5/2007   GBP Call / USD Put       2.0160    -3,980,000   GBP            -7,155       0.00%
              ABN AMRO         7/6/2007   USD Call / CAD Put       1.0915    -7,980,000   USD              -704       0.00%
              ABN AMRO         7/6/2007   USD Call / JPY Put     125.7000    -7,890,000   USD              -188       0.00%
              ABN AMRO         7/6/2007   AUD Call / USD Put       0.8625    -7,910,000   AUD            -1,972       0.00%
              ABN AMRO         7/6/2007   EUR Call / GBP Put       0.6805    -4,540,000   EUR            -1,013       0.00%
              ABN AMRO         7/6/2007   EUR Call / JPY Put     169.3500      -810,000   EUR              -174       0.00%
              ABN AMRO         7/6/2007   EUR Call / USD Put       1.3605    -7,230,000   EUR            -9,997       0.00%
              ABN AMRO         7/6/2007   GBP Call / USD Put       2.0195    -3,980,000   GBP            -5,990       0.00%
              ABN AMRO         7/6/2007   USD Call / CHF Put       1.2505    -7,980,000   USD               -45       0.00%
              ABN AMRO         7/9/2007   USD Call / CAD Put       1.0915    -8,090,000   USD            -1,233       0.00%
              ABN AMRO         7/9/2007   USD Call / JPY Put     125.0000    -7,880,000   USD            -1,718       0.00%
              ABN AMRO         7/9/2007   AUD Call / USD Put       0.8640    -7,930,000   AUD            -2,234       0.00%
              ABN AMRO         7/9/2007   EUR Call / GBP Put       0.6810    -1,710,000   EUR              -476       0.00%
              ABN AMRO         7/9/2007   EUR Call / USD Put       1.3635    -7,160,000   EUR            -7,977       0.00%
              ABN AMRO         7/9/2007   GBP Call / USD Put       2.0235    -3,970,000   GBP            -5,121       0.00%
              ABN AMRO         7/9/2007   USD Call / CHF Put       1.2440    -7,980,000   USD              -671       0.00%
              ABN AMRO        7/10/2007   USD Call / CAD Put       1.0900    -7,880,000   USD            -2,057       0.00%
              ABN AMRO        7/10/2007   AUD Call / USD Put       0.8650    -7,910,000   AUD            -2,431       0.00%
              ABN AMRO        7/10/2007   EUR Call / GBP Put       0.6805    -4,610,000   EUR            -1,991       0.00%
              ABN AMRO        7/10/2007   EUR Call / JPY Put     168.6500    -3,410,000   EUR            -3,569       0.00%
              ABN AMRO        7/10/2007   EUR Call / USD Put       1.3630    -7,470,000   EUR           -10,527      -0.01%
              ABN AMRO        7/10/2007   GBP Call / USD Put       2.0230    -3,970,000   GBP            -6,457       0.00%
              ABN AMRO        7/10/2007   USD Call / CHF Put       1.2450    -7,970,000   USD              -833       0.00%
              ABN AMRO        7/10/2007   USD Call / JPY Put     124.7500    -7,880,000   USD            -3,458       0.00%
              ABN AMRO        7/11/2007   USD Call / CAD Put       1.0930    -7,690,000   USD            -1,702       0.00%
              ABN AMRO        7/11/2007   AUD Call / USD Put       0.8580    -7,900,000   AUD            -9,597       0.00%
              ABN AMRO        7/11/2007   EUR Call / GBP Put       0.6815    -2,710,000   EUR            -1,035       0.00%
              ABN AMRO        7/11/2007   EUR Call / JPY Put     167.7000    -6,150,000   EUR           -18,129      -0.01%
              ABN AMRO        7/11/2007   EUR Call / USD Put       1.3625    -6,880,000   EUR           -11,840      -0.01%
              ABN AMRO        7/11/2007   GBP Call / USD Put       2.0215    -3,960,000   GBP            -8,540       0.00%
              ABN AMRO        7/11/2007   USD Call / CHF Put       1.2450    -7,960,000   USD            -1,173       0.00%
              ABN AMRO        7/11/2007   USD Call / JPY Put     124.5500    -7,870,000   USD            -5,638       0.00%
              ABN AMRO        7/12/2007   USD Call / CAD Put       1.0860    -7,530,000   USD            -4,978       0.00%
              ABN AMRO        7/12/2007   AUD Call / USD Put       0.8625    -7,910,000   AUD            -5,615       0.00%
              ABN AMRO        7/12/2007   EUR Call / GBP Put       0.6795    -2,840,000   EUR            -2,493       0.00%
              ABN AMRO        7/12/2007   EUR Call / JPY Put     168.5500    -4,790,000   EUR            -7,262       0.00%
              ABN AMRO        7/12/2007   EUR Call / USD Put       1.3640    -7,060,000   EUR           -11,498      -0.01%
              ABN AMRO        7/12/2007   GBP Call / USD Put       2.0270    -3,950,000   GBP            -6,041       0.00%
              ABN AMRO        7/12/2007   USD Call / CHF Put       1.2445    -7,960,000   USD            -1,627       0.00%
              ABN AMRO        7/12/2007   USD Call / JPY Put     124.7000    -7,870,000   USD            -4,915       0.00%
              ABN AMRO        7/13/2007   USD Call / JPY Put     125.0500    -7,880,000   USD            -3,460       0.00%
              ABN AMRO        7/13/2007   AUD Call / USD Put       0.8665    -7,900,000   AUD            -3,548       0.00%
              ABN AMRO        7/13/2007   EUR Call / GBP Put       0.6810    -4,800,000   EUR            -3,112       0.00%
              ABN AMRO        7/13/2007   EUR Call / JPY Put     169.3000    -7,660,000   EUR            -6,764       0.00%
              ABN AMRO        7/13/2007   EUR Call / USD Put       1.3680    -9,750,000   EUR           -11,119       0.00%
              ABN AMRO        7/13/2007   GBP Call / USD Put       2.0285    -3,950,000   GBP            -6,098       0.00%
              ABN AMRO        7/13/2007   USD Call / CAD Put       1.0785    -7,710,000   USD           -12,720      -0.01%
              ABN AMRO        7/13/2007   USD Call / CHF Put       1.2430    -7,920,000   USD            -2,522       0.00%
                                                                                                    ------------   ---------

                          Total options written on forward currency contracts
                            (premium received- $284,121)                                               -289,920      -0.08%
                                                                                                    ============   =========

INVESTMENT SECURITIES SOLD SHORT

                        Consumer Discretionary
                                        Advance Auto Pts Inc                                    203       8,228       0.00%
                                        Ambassadors Group Inc                                   275       9,771       0.00%
                                        American Axle & Mfg Hldgs Inc                        28,401     841,238       0.24%
                                        American Greetings Corp Cl A                         12,729     360,613       0.10%
                                        Ann Taylor Stores Corp    ***                           921      32,622       0.01%
                                        Autonation Inc           ***                          4,480     100,531       0.03%
                                        Barnes & Noble Inc                                    4,682     180,117       0.05%
                                        Bj'S Restaurants Inc***                              14,472     285,677       0.08%
                                        Block H & R Inc                                      34,762     812,388       0.23%
                                        Bluegreen Corp           ***                         10,037     117,333       0.03%
                                        Borders Group Inc                                    46,327     882,993       0.25%
                                        Bright Horizons Family  Soluti    ***                 3,946     153,539       0.04%
                                        Brunswick Corp                                        4,985     162,661       0.05%
                                        Building Matls Hldg Corp                              1,184      16,801       0.01%
                                        Carmax Inc               ***                         62,057   1,582,454       0.45%
                                        Centex Corp                                             197       7,900       0.00%
                                        Charming Shoppes Inc    ***                           2,704      29,284       0.01%
                                        Cheesecake Factory Inc    ***                        30,708     752,960       0.21%
                                        Chicos Fas Inc           ***                            942      22,928       0.01%
                                        Coach Inc                ***                         17,595     833,827       0.24%
                                        Coldwater Creek Inc      ***                         11,263     261,639       0.07%
                                        Columbia Sportswear Co                               10,222     702,047       0.20%
                                        Comcast Corp        Cl A    ***                       1,442      40,549       0.01%
                                        Corinthian Colleges Inc    ***                        1,587      25,852       0.01%
                                        D.R. Horton Inc                                      15,926     317,405       0.09%
                                        Deckers Outdoor Corp    ***                          17,924   1,808,532       0.51%
                                        Dick'S Sporting     Goods Com***                     15,066     876,389       0.25%
                                        Dillards Inc        Cl A                              1,268      45,559       0.01%
                                        Eastman Kodak Co                                     40,563   1,128,868       0.32%
                                        Ethan Allen Interiors Inc                            23,001     787,784       0.22%
                                        Foot Locker Inc                                         597      13,015       0.00%
                                        Fortune Brands Inc                                    3,849     317,042       0.09%
                                        Gamestop Corp New   Cl A    ***                       8,332     325,781       0.09%
                                        Gap Inc                                              23,257     444,209       0.13%
                                        Gaylord Entmt Co New    ***                           9,949     533,664       0.15%
                                        Gemstar-Tv Guide Intl Inc    ***                      8,483      41,736       0.01%
                                        General Motors Corp                                  25,327     957,361       0.27%
                                        Group 1 Automotive Inc                               19,892     802,443       0.23%
                                        Guitar Ctr Inc           ***                         10,004     598,339       0.17%
                                        Hovnanian K Enterprises Inc Cl A    ***               5,045      83,394       0.02%
                                        Interpublic Group Of Cos Inc    ***                     481       5,483       0.00%
                                        Isle Capri Casinos Inc    ***                        18,864     451,981       0.13%
                                        Itt Edl Svcs Inc         ***                            392      46,013       0.01%
                                        Jarden Corp              ***                          3,184     136,944       0.04%
                                        Johnson Ctls Inc Com                                  5,825     674,360       0.19%
                                        Jos A Bank Clothiers Inc    ***                       6,048     250,811       0.07%
                                        K-Swiss Inc         Cl A                             29,751     842,846       0.24%
                                        Lamar Advertising Cocl A    ***                         273      17,133       0.01%
                                        Landrys     Restaurants Inc                          17,401     526,554       0.15%
                                        Las Vegas Sands Corp    ***                          10,907     833,186       0.23%
                                        Lifetime Fitness***                                  16,754     891,815       0.25%
                                        Lithia Mtrs Inc     Cl A                             27,077     686,131       0.19%
                                        Lkq Corp                 ***                         39,561     975,574       0.28%
                                        M D C Hldgs Inc Medium Term Sr                        1,846      89,273       0.03%
                                        Madden Steven Ltd        ***                            373      12,219       0.00%
                                        Media General Inc.  Cl A                              2,558      85,105       0.02%
                                        Mens Wearhouse Inc                                    7,788     397,733       0.11%
                                        Mgm Mirage               ***                          3,554     293,134       0.08%
                                        O Reilly Automotive Inc    ***                        5,834     213,233       0.06%
                                        Officemax Inc                                           620      24,366       0.01%
                                        Pacific Sunwear Calif Inc    ***                      5,331     117,282       0.03%
                                        Panera Bread Co     Cl A    ***                      14,114     650,091       0.18%
                                        Pantry Inc               ***                         15,156     698,692       0.20%
                                        Payless Shoesource Inc    ***                           437      13,787       0.00%
                                        Phillips-Van Heusen Corp                             15,907     963,487       0.27%
                                        Pier 1 Imports Inc       ***                         78,422     665,803       0.19%
                                        Pinnacle            Entertainment***                 17,474     491,893       0.14%
                                        Pulte Homes Inc                                      11,869     266,459       0.08%
                                        Quiksilver Inc           ***                        102,868   1,453,525       0.41%
                                        Red Robin Gourmet Burgers Inc    ***                 21,610     872,396       0.25%
                                        Skechers U S A Inc  Cl A    ***                      23,036     672,651       0.19%
                                        Sonic Automotive Inccl A                             43,862   1,270,682       0.36%
                                        Sonic Corp               ***                          2,332      51,584       0.01%
                                        Target Corp                                          24,553   1,561,571       0.44%
                                        Tenneco Inc              ***                          5,891     206,421       0.06%
                                        Texas Roadhouse***                                    6,938      88,737       0.03%
                                        The Mcclatchy Company Cl A                           28,557     722,778       0.20%
                                        Thor Industries Inc                                  18,744     846,104       0.24%
                                        Trump Entmt Resorts Inc    ***                          448       5,636       0.00%
                                        Trw Automotive      Hldgs Corp Com***                 1,819      66,994       0.02%
                                        Tween Brands Inc         ***                          2,133      95,132       0.03%
                                        Under Armour Inc    Cl A    ***                      17,286     789,106       0.22%
                                        United Auto Group Inc                                45,760     974,230       0.27%
                                        Universal Technical Inst Inc***                       7,442     188,952       0.05%
                                        Urban Outfitters Inc    ***                         119,929   2,881,894       0.81%
                                        Valassis Communications Inc    ***                   40,295     692,671       0.20%
                                        Virgin Media Inc                                     68,985   1,681,164       0.47%
                                        Volcom Inc               ***                         23,593   1,182,717       0.33%
                                        Warnaco Group Inc        ***                            819      32,219       0.01%
                                        Washington Post Co  Cl B                                472     366,314       0.10%
                                        Weight Watchers Intl Inc New                            124       6,304       0.00%
                                        Wendy'S International Inc                             3,826     140,606       0.04%
                                        Whirlpool Corp                                        2,424     269,549       0.08%
                                        Wynn Resorts Ltd         ***                          6,537     586,041       0.17%
                                        Yum Brands Inc                                        4,686     153,326       0.04%
                                        Zale Corp New            ***                         21,040     500,962       0.14%
                                        Zumiez Inc Com***                                    19,800     748,044       0.21%
                                                                                                    ------------   ---------
                                                                                                     47,735,171      13.46%
                                                                                                    ------------   ---------
                        Consumer Staples
                                        American Oriental  Bioengineer    ***                11,046      98,309       0.03%
                                        Andersons Inc                                        20,979     950,978       0.27%
                                        Archer-Daniels Midland Co                            24,528     811,632       0.23%
                                        Avon Prods Inc                                        4,249     156,151       0.04%
                                        Bjs Whsl Club Inc        ***                            430      15,493       0.00%
                                        Bunge Ltd                                            14,034   1,185,873       0.33%
                                        Central European Distr Corp    ***                      372      12,879       0.00%
                                        Central Garden & Pet Co    ***                       65,266     800,161       0.23%
                                        Chattem Inc              ***                          6,763     428,639       0.12%
                                        Coca Cola Enterprises Inc                            10,843     260,232       0.07%
                                        Constellation Brands Inc Cl A    ***                 74,157   1,800,532       0.51%
                                        Corn Prods Intl Inc                                  10,135     460,636       0.13%
                                        Costco Whsl Corp New                                 25,779   1,508,587       0.43%
                                        Estee Lauder Companies Inc Cl A                       5,848     266,142       0.08%
                                        Flowers Foods Inc                                     1,256      41,900       0.01%
                                        Great Atlantic & Pacific Tea C    ***                31,053   1,041,518       0.29%
                                        Hansen Nat Corp          ***                         11,939     513,138       0.14%
                                        Kraft Foods Inc                                      11,938     420,815       0.12%
                                        Molson Coors Brewing                                  7,131     659,332       0.19%
                                        Pepsi Bottling Group Inc                              5,522     185,981       0.05%
                                        Reynolds Amern Inc                                   12,853     838,016       0.24%
                                        Rite Aid Corp            ***                          4,161      26,547       0.01%
                                        Ruddick Corp                                         17,506     527,281       0.15%
                                        Sara Lee Corp                                           365       6,351       0.00%
                                        Smithfield Foods Inc    ***                          32,167     990,422       0.28%
                                        Supervalue Inc USD Com                                  918      42,522       0.01%
                                        Tyson Foods Inc     Cl A                             27,111     624,637       0.18%
                                        Wm Wrigley Jr Co                                      2,074     114,713       0.03%
                                                                                                    ------------   ---------
                                                                                                     14,789,417       4.17%
                                                                                                    ------------   ---------
                        Energy
                                        Allis-Chalmers Energy Inc    ***                        573      13,173       0.00%
                                        Arena Res Inc            ***                         15,881     922,845       0.26%
                                        Atp Oil & Gas Corp       ***                         57,389   2,791,401       0.79%
                                        Atwood Oceanics Inc      ***                             29       1,990       0.00%
                                        Berry Pete Co       Cl A                              6,896     259,841       0.07%
                                        Bristow Group Inc    ***                             27,613   1,368,224       0.39%
                                        Bronco Drilling Co Inc    ***                        20,313     333,336       0.09%
                                        Carrizo Oil & Gas Inc    ***                          6,973     289,170       0.08%
                                        Chesapeake Energy Corp                               93,580   3,237,868       0.91%
                                        Crosstex Energy                                      28,397     815,846       0.23%
                                        Denbury Resources Holdings Inc    ***                 2,791     104,663       0.03%
                                        Diamond Offshore Drilling Inc                           356      36,155       0.01%
                                        El Paso Corp                                         42,182     726,796       0.20%
                                        Encore Acquisition Co    ***                         30,607     850,875       0.24%
                                        Forest Oil Corp          ***                         12,760     539,238       0.15%
                                        Goodrich Pete Corp       ***                         19,674     681,311       0.19%
                                        Grey Wolf Inc            ***                         45,584     375,612       0.11%
                                        Hanover Compressor Co    ***                            722      17,220       0.01%
                                        Helix Energy Solutions Group I    ***                19,304     770,423       0.22%
                                        Helmerich & Payne Inc                                 5,285     187,195       0.05%
                                        Oil Sts Intl Inc         ***                          7,747     320,261       0.09%
                                        Petrohawk Energy Corp    ***                            397       6,296       0.00%
                                        Petroleum Development Corp    ***                    14,963     710,443       0.20%
                                        Petroquest Energy   Inc***                           36,324     528,151       0.15%
                                        Pioneer Drilling Co      ***                         11,671     174,015       0.05%
                                        Pioneer Natural Resources Comp                        1,861      90,649       0.03%
                                        Seacor Holdings Inc      ***                            209      19,512       0.01%
                                        Stone Energy Corp        ***                          3,572     122,377       0.03%
                                        Transocean Inc***                                     3,205     339,666       0.10%
                                        Unit Corp                ***                          8,508     535,238       0.15%
                                        Whiting Petroleum Corp Com***                            67       2,715       0.00%
                                        Williams Companies Inc                               35,948   1,136,676       0.32%
                                                                                                    ------------   ---------
                                                                                                     18,309,181       5.16%
                                                                                                    ------------   ---------
                        Financial
                                        Aflac Inc                                            26,294   1,351,512       0.38%
                                        American Express Co                                  38,010   2,325,452       0.66%
                                        Aon Corp                                             21,747     926,640       0.26%
                                        Apartment Investment & Managem Cl A                   2,530     127,563       0.04%
                                        Astoria Finl Corp                                    29,801     746,217       0.21%
                                        Bank Hawaii Corp                                        501      25,872       0.01%
                                        Bank Mutual Corp                                     23,554     271,578       0.08%
                                        Bankatlantic Bancorp Inc Cl A                       149,576   1,287,849       0.36%
                                        Blackrock Inc         New                             3,399     532,249       0.15%
                                        Boston Private Finl Hldgs Inc                        29,812     801,048       0.23%
                                        Brookline Bancorp Inc  De                           119,561   1,376,147       0.39%
                                        Brown & Brown Inc                                    99,668   2,505,654       0.71%
                                        Capital One Finl    Corp Com                         17,171   1,346,893       0.38%
                                        Cincinnati Finl Corp                                 16,927     734,632       0.21%
                                        City National Corp  CA                                2,147     163,365       0.05%
                                        Cohen & Steers                                       18,322     796,091       0.23%
                                        Colonial Properties Trust Com Reit                    7,564     275,708       0.08%
                                        Commerce Bancorp Inc                                 35,635   1,318,139       0.37%
                                        Dollar Financial Corp***                             14,451     411,854       0.12%
                                        East-West Bancorp Inc                                69,868   2,716,468       0.77%
                                        Eaton Vance Corp                                     29,826   1,317,713       0.37%
                                        Erie Indemnity Co   Cl A                              3,405     184,006       0.05%
                                        Federated Invs Inc Pa Cl B                              125       4,791       0.00%
                                        Felcor Lodging Trust                                  1,314      34,203       0.01%
                                        First Cmnty Bancorp Calif                             5,404     309,163       0.09%
                                        First Industrial Realty Trust Com Reit                2,406      93,257       0.03%
                                        Firstmerit Corp                                      24,480     512,366       0.14%
                                        Gallagher Arthur J & Co                             113,792   3,172,521       0.90%
                                        Gfi Group Inc            ***                          9,425     683,124       0.19%
                                        Hartford Finl Svcs Group Inc                          2,161     212,880       0.06%
                                        Hcc Ins Hldgs Inc                                    14,276     476,961       0.13%
                                        Hilb Rogal & Hobbs Co                                46,009   1,971,946       0.56%
                                        Hudson City Bancorp Inc                              43,363     529,896       0.15%
                                        Huntington Natl Bk Columbus Oh                        7,070     160,772       0.05%
                                        Investment Technology Group  I    ***                 3,550     153,822       0.04%
                                        Istar Financial Inc    Reit                             224       9,930       0.00%
                                        Janus Capital Group Inc                               5,655     157,435       0.04%
                                        Landamerica Finl Group Inc                            3,752     362,030       0.10%
                                        Legg Mason Inc                                       21,578   2,122,844       0.60%
                                        Leucadia Natl Corp                                    3,803     134,056       0.04%
                                        Lexington Realty    Trust                             2,211      45,989       0.01%
                                        Lincoln Natl Corp Ind Com                            11,795     836,855       0.24%
                                        Marsh & Mclennan Cos Inc                             30,860     952,957       0.27%
                                        Mb Financial Inc                                     10,543     366,264       0.10%
                                        Mercury General Corp                                  2,819     155,355       0.04%
                                        Midwest Banc Hldgs Inc                               38,094     552,363       0.16%
                                        Nasdaq    Mkt Inc       ***                          19,527     580,147       0.16%
                                        National Financial Partners Co                       18,992     879,520       0.25%
                                        New York Community  Bancorp                          46,108     784,758       0.22%
                                        Northern Trust Corp                                   9,678     621,715       0.18%
                                        Pennsylvania Real Estate Inves Com Reit                  50       2,217       0.00%
                                        Post Properties Inc    Reit                           3,958     206,331       0.06%
                                        Price T Rowe Group Inc                                  622      32,276       0.01%
                                        Principal Financial Group Inc                         4,650     271,049       0.08%
                                        Privatebancorp Inc                                   17,452     502,618       0.14%
                                        Proassurance Corp        ***                            725      40,361       0.01%
                                        Progressive Corp Oh                                  28,226     675,448       0.19%
                                        Protective Life Corp Del                              2,100     100,401       0.03%
                                        Rayonier Inc                                          3,374     152,302       0.04%
                                        Seacoast Bkg Corp   Fla Common                          396       8,613       0.00%
                                        Signature Bank***                                    56,616   1,930,606       0.54%
                                        Stancorp Finl Group Inc                                 248      13,015       0.00%
                                        State Str Corp                                       10,758     735,847       0.21%
                                        Svb Financial Group      ***                          5,572     295,929       0.08%
                                        Tanger Factory Outlet Centers Com Reit                2,673     100,104       0.03%
                                        Tcf Finl Corp                                         5,531     153,762       0.04%
                                        Td Ameritrade Hldg Corp    ***                       46,832     936,640       0.26%
                                        The Hanover Insurance Group In                          300      14,637       0.00%
                                        Torchmark Corp                                        1,755     117,585       0.03%
                                        Ucbh Holdings Inc                                    36,294     663,091       0.19%
                                        Udr Inc                Reit                             248       6,522       0.00%
                                        United Fire & Cas Co                                 50,855   1,799,250       0.51%
                                        Unum Group                                            4,277     111,672       0.03%
                                        Valley National Bancorp                              21,118     474,944       0.13%
                                        Waddell & Reed Finl Inc Cl A                         83,099   2,161,405       0.61%
                                        Western Alliance Bancorp***                          11,032     329,305       0.09%
                                        Wintrust Finl Corp                                   23,799   1,043,586       0.29%
                                                                                                    ------------   ---------
                                                                                                     51,300,086      14.47%
                                                                                                    ------------   ---------
                        Healthcare
                                        Abraxis Bioscience Inc    ***                        21,847     485,659       0.14%
                                        Adams Respiratory Therapeutics    ***                20,741     816,988       0.23%
                                        Advanced Magnetics Inc    ***                         2,693     156,625       0.04%
                                        Aetna Inc New                                           464      22,922       0.01%
                                        Alexion Pharmaceuticals Inc    ***                   13,575     611,690       0.17%
                                        Align Technology Inc    ***                          35,639     861,038       0.24%
                                        Amedisys Inc             ***                         90,502   3,287,938       0.93%
                                        American Medical Systems Holdi    ***                44,913     810,231       0.23%
                                        Amylin Pharmaceuticals Inc    ***                    45,511   1,873,233       0.53%
                                        Arena Pharmaceuticals Inc    ***                     63,732     700,415       0.20%
                                        Arthrocare Corp      ***                                941      41,319       0.01%
                                        Auxilium Pharmaceuticals Inc    ***                   7,230     115,246       0.03%
                                        Beckman Coulter Inc                                   3,570     230,908       0.07%
                                        Boston Scientific Corp    ***                        69,020   1,058,767       0.30%
                                        Brookdale Sr Living Inc                               8,348     380,418       0.11%
                                        Charles River Laboratories Int    ***                 6,941     358,294       0.10%
                                        Community Health Systems Inc    ***                  57,222   2,314,630       0.65%
                                        Conceptus Inc            ***                         10,511     203,598       0.06%
                                        Cooper Cos Inc                                       17,227     918,544       0.26%
                                        Covance Inc              ***                         11,606     795,707       0.22%
                                        Cubist Pharmaceuticals Inc    ***                     1,260      24,835       0.01%
                                        Cv Therapeutics Inc      ***                         96,878   1,279,758       0.36%
                                        Dade Behring        Holdings Inc                      1,479      78,564       0.02%
                                        Dentsply Intl Inc New                                   546      20,890       0.00%
                                        Dj Orthopedics Inc       ***                         14,958     617,317       0.17%
                                        Eclipsys Corp            ***                          1,343      26,591       0.01%
                                        Ev3 Inc Com***                                        7,417     125,199       0.04%
                                        Gen-Probe Inc New        ***                         11,673     705,283       0.20%
                                        Gentiva Health Svcs Inc    ***                        2,628      52,718       0.01%
                                        Gilead Sciences Inc      ***                          9,282     360,141       0.10%
                                        Haemonetics Corp         ***                          9,187     483,328       0.14%
                                        Health Mgmt Assoc Inc New Cl A                        6,900      78,384       0.02%
                                        Healthextras Inc         ***                          1,253      37,064       0.01%
                                        Healthways Inc***                                     5,024     237,987       0.07%
                                        Hologic Inc              ***                         16,529     914,219       0.26%
                                        Hospira Inc              ***                         20,643     805,903       0.23%
                                        Human Genome Sciences Inc    ***                        323       2,881       0.00%
                                        Inverness Med Innovations Inc    ***                 24,206   1,234,990       0.35%
                                        Kendle International Inc    ***                         820      30,151       0.01%
                                        Keryx Biopharma***                                    9,820      95,941       0.03%
                                        Kindred Healthcare Inc    ***                        24,959     766,740       0.22%
                                        Kyphon Inc               ***                         16,741     806,079       0.23%
                                        Lifecell Corp            ***                            195       5,955       0.00%
                                        Martek Biosciences Corp    ***                       14,087     365,839       0.10%
                                        Matria Healthcare Inc    ***                         57,471   1,740,222       0.49%
                                        Mentor Corp Minn                                      6,559     266,820       0.08%
                                        Merit Medical Systems Inc    ***                     27,963     334,437       0.09%
                                        Millipore Corp           ***                         11,965     898,452       0.25%
                                        Mylan Laboratories Inc                                5,514     100,300       0.03%
                                        Omnicare Inc                                          4,539     163,676       0.05%
                                        Onyx Pharmaceuticals Inc    ***                       2,837      76,315       0.02%
                                        Owens & Minor Inc                                    24,839     867,875       0.24%
                                        Perkinelmer Inc                                       2,117      55,169       0.02%
                                        Pharmaceutical Products Develo                        4,941     189,092       0.05%
                                        Pharmion Corp            ***                          1,359      39,343       0.01%
                                        Quest Diagnostics   Inc                                 199      10,278       0.00%
                                        Radiation Thrpy***                                      529      13,934       0.00%
                                        Resmed Inc              ***                          12,028     496,275       0.14%
                                        Steris Corp                                          31,916     976,630       0.28%
                                        Tenet Healthcare Corp    ***                        124,405     809,877       0.23%
                                        Theravance***                                         4,861     155,552       0.04%
                                        Universal Health Services Inc Cl B                   14,664     901,836       0.25%
                                                                                                    ------------   ---------
                                                                                                     33,297,010       9.39%
                                                                                                    ------------   ---------
                        Industrial
                                        Actuant Corp                                         20,939   1,320,413       0.37%
                                        Administaff Inc                                          64       2,143       0.00%
                                        Advisory Board Co        ***                         16,702     927,963       0.26%
                                        Airtran Hldgs Inc        ***                            645       7,043       0.00%
                                        Alaska Air Group Inc    ***                          34,397     958,300       0.27%
                                        Albany International Corp Cl A                        2,333      94,347       0.03%
                                        Alliant Techsystems Inc    ***                        3,082     305,580       0.09%
                                        Amerco                   ***                          1,715     129,483       0.04%
                                        Ameron Intl Corp Del                                    329      29,673       0.01%
                                        Ametek Inc New                                        3,599     142,808       0.04%
                                        Applied Indl Technologies Inc                         2,357      69,532       0.02%
                                        Arkansas Best Corp  Delaware                             50       1,949       0.00%
                                        Avis Budget Group        ***                          4,391     124,836       0.04%
                                        Barnes Group Inc                                        292       9,251       0.00%
                                        Be Aerospace Inc         ***                         11,318     467,433       0.13%
                                        Brady Corp          Cl A                              2,631      97,715       0.03%
                                        Briggs & Stratton Corp                                  770      24,301       0.00%
                                        Carlisle Cos Inc                                     30,955   1,439,717       0.41%
                                        Celadon Group Inc        ***                         50,907     809,421       0.23%
                                        Ceradyne Inc             ***                         16,133   1,193,197       0.34%
                                        Clarcor Inc                                           7,058     264,181       0.07%
                                        Cooper Ind Inc Cl A                                   6,582     375,766       0.11%
                                        Copart Inc               ***                         27,831     851,350       0.24%
                                        Corporate Executive Brd Co                              225      14,605       0.00%
                                        Corrections Corp Amer New    ***                     19,143   1,208,115       0.34%
                                        Covanta Holding Corpdelaware    ***                   6,139     151,326       0.04%
                                        Crane Co                                                620      28,179       0.01%
                                        Dollar Thrifty Automotive  Gro    ***                19,977     815,861       0.23%
                                        Dover Corp                                            1,624      83,068       0.02%
                                        Drs Technologies Inc                                 21,627   1,238,578       0.35%
                                        Energy Conversion Devices Inc    ***                 25,221     777,311       0.22%
                                        Equifax Inc                                          31,820   1,413,444       0.40%
                                        Esterline Technologies Corp    ***                      546      26,377       0.01%
                                        Expeditors Intl Wash Inc                             11,198     462,477       0.13%
                                        Fastenal Co                                          27,648   1,157,345       0.33%
                                        Fluor Corp (New)                                     10,360   1,153,793       0.33%
                                        Forward Air Corp                                      2,068      70,498       0.02%
                                        Gardner Denver Inc       ***                         10,038     427,117       0.12%
                                        Gatx Corp                                            63,819   3,143,086       0.89%
                                        General Cable Corp Del New    ***                    14,726   1,115,495       0.31%
                                        General Electric Co                                  33,116   1,267,680       0.36%
                                        Genesee & Wyo Inc   Cl A    ***                       4,951     147,738       0.04%
                                        Geo Group Inc***                                     39,060   1,136,646       0.32%
                                        Goodrich Corp                                         6,018     358,432       0.10%
                                        Greenbrier Cos Inc                                   29,344     886,776       0.25%
                                        Hexcel Corporation       ***                          5,507     116,032       0.03%
                                        Hunt J B Trans Svcs Inc                              18,519     542,977       0.15%
                                        Ingersoll Rand Co-A                                  20,210   1,107,912       0.31%
                                        Jetblue Awys Corp        ***                         59,790     702,533       0.20%
                                        Joy Global Inc                                       10,104     589,366       0.17%
                                        Kaydon Corp                                           5,255     273,891       0.08%
                                        Kenexa Corp              ***                          1,353      51,022       0.01%
                                        Kennametal Inc                                        9,219     756,235       0.21%
                                        Knight Trans Inc Com                                  2,555      49,516       0.01%
                                        Labor Ready Inc          ***                          4,813     111,228       0.03%
                                        Ladish Inc               ***                          1,340      57,620       0.02%
                                        Layne Christensen Co    ***                          14,302     585,667       0.17%
                                        Lincoln Elec Hldgs Inc                                2,635     195,622       0.06%
                                        Manitowoc Inc                                         4,502     361,871       0.10%
                                        Manpower Inc Wis                                      2,157     198,962       0.06%
                                        Mc Grath Rent Corp                                   14,211     478,769       0.14%
                                        Mcdermott International Inc    ***                   19,759   1,642,368       0.46%
                                        Mobile Mini Inc          ***                         31,359     915,683       0.26%
                                        Monster Worldwide   Inc Com***                       10,282     422,590       0.12%
                                        Moog Inc            Cl A    ***                       4,380     193,202       0.05%
                                        Msc Indl Direct Inc Cl A                                627      34,485       0.01%
                                        Oshkosh Truck Corp                                      970      61,032       0.02%
                                        Paccar Inc                                            3,398     295,762       0.08%
                                        Pentair Inc                                          31,775   1,225,562       0.35%
                                        Peoplesupport***                                      5,633      63,935       0.02%
                                        Pitney Bowes Inc                                     16,660     780,021       0.22%
                                        Republic Svcs Inc                                     1,614      49,453       0.01%
                                        Resources Connection Inc    ***                      21,326     707,597       0.20%
                                        Robert Half International Inc                         1,786      65,189       0.02%
                                        Rockwell Automation Inc                              21,975   1,525,944       0.43%
                                        Ryder System Inc                                     16,254     874,465       0.25%
                                        Shaw Group Inc           ***                         13,991     647,643       0.18%
                                        Southwest Airlines Co                                11,907     177,533       0.05%
                                        Stericycle Inc           ***                            501      22,274       0.00%
                                        Superior Essex Inc       ***                          5,869     219,207       0.06%
                                        Tal Intrnatl Grp                                        311       9,240       0.00%
                                        Trinity Inds Inc                                     22,855     995,107       0.28%
                                        Triumph Group Inc New                                 4,023     263,386       0.07%
                                        United Parcel Service Inc Cl B                        3,232     235,936       0.07%
                                        United Rentals Inc       ***                         24,778     806,276       0.23%
                                        United Stationers Inc    ***                          1,344      89,564       0.03%
                                        Universal Fst Prods Inc                                  99       4,184       0.00%
                                        Urs Corp New             ***                          3,768     182,936       0.05%
                                        Watsco Inc          Cl A                             19,127   1,040,509       0.29%
                                        Werner Enterprises Inc                                7,566     152,455       0.04%
                                        Williams Scotsman Internationa    ***                41,069     977,853       0.28%
                                        Ww Grainger Inc                                       7,421     690,524       0.19%
                                                                                                    ------------   ---------
                                                                                                     48,281,487      13.62%
                                                                                                    ------------   ---------
                        Information Technology
                                        3Com Corp                ***                         18,758      77,471       0.02%
                                        Activision Inc           ***                          1,885      35,193       0.01%
                                        Advanced Micro Devices Inc    ***                    59,321     848,290       0.24%
                                        Anixter Intl Inc         ***                          3,779     284,219       0.08%
                                        Ansys Inc                ***                         36,572     969,158       0.27%
                                        Arris Group Inc          ***                          1,183      20,809       0.00%
                                        Avocent Corp             ***                          3,314      96,139       0.03%
                                        Bankrate Inc             ***                         21,133   1,012,693       0.29%
                                        Bea Sys Inc              ***                         51,300     702,297       0.20%
                                        Bearingpoint Inc         ***                          6,203      45,344       0.01%
                                        Benchmark Electrs Inc    ***                         30,754     695,655       0.20%
                                        Brightpoint Inc      ***                             29,840     411,494       0.12%
                                        Caci Intl Inc       Cl A***                           2,378     116,165       0.03%
                                        Checkfree Corp New       ***                         30,117   1,210,703       0.34%
                                        Cognizant Technology Solutions Cl A***                9,465     709,875       0.20%
                                        Computer Sciences Corp    ***                         5,264     311,366       0.09%
                                        Compuware Corp           ***                         22,306     264,549       0.07%
                                        Comtech Telecommunication Services Cor    ***         3,511     162,981       0.05%
                                        Concur Technologies Inc    ***                        5,474     125,081       0.04%
                                        Cypress Semiconductor Corp    ***                    37,243     867,389       0.24%
                                        Daktronics Inc                                       26,747     574,526       0.16%
                                        Diebold Inc                                           6,136     320,299       0.09%
                                        Diodes Inc               ***                         28,542   1,192,199       0.34%
                                        Earthlink Inc            ***                          3,340      24,950       0.01%
                                        Electronic Arts Inc      ***                         10,820     512,002       0.14%
                                        Euronet Worldwide Inc    ***                          3,580     104,393       0.03%
                                        F  Networks Inc          ***                            496      39,978       0.01%
                                        Fair Isaac Corporation                                3,225     129,387       0.04%
                                        Fidelity National Information                        22,511   1,221,897       0.34%
                                        Fiserv Inc               ***                         12,022     682,850       0.19%
                                        Flir Sys Inc             ***                          5,434     251,323       0.07%
                                        Formfactor Inc           ***                         13,547     518,850       0.15%
                                        Foundry Networks Inc    ***                             608      10,129       0.00%
                                        Google Inc          Cl A    ***                       1,695     885,977       0.25%
                                        Heartland Payment Systems Inc                         3,034      88,987       0.03%
                                        Hewitt Associate***                                   3,053      97,696       0.03%
                                        Hutchinson Technology Inc    ***                    137,922   2,594,313       0.73%
                                        Infospace Inc            ***                          1,554      36,068       0.01%
                                        Ingram Micro Inc    Cl A    ***                      15,566     337,938       0.10%
                                        Internap Network Svcs Corp    ***                    58,119     838,076       0.24%
                                        International Rectifier Corp    ***                  58,347   2,174,009       0.61%
                                        Iron Mountain Inc        ***                         31,070     811,859       0.23%
                                        J2 Global Communicatons Inc    ***                    1,642      57,306       0.02%
                                        Jabil Circuit Inc                                    38,858     857,596       0.24%
                                        Jda Software Group   Inc    ***                       6,834     134,151       0.04%
                                        Knot Inc                 ***                         35,487     716,483       0.20%
                                        Komag Inc            ***                             87,761   2,798,698       0.79%
                                        Lam Resh Corp            ***                         15,580     800,812       0.23%
                                        Linear Technology Corp                                1,811      65,522       0.02%
                                        Macrovision Corp         ***                            293       8,808       0.00%
                                        Memc Electronic Materials Inc    ***                 13,604     831,476       0.23%
                                        Micron Technology Inc    ***                        218,345   2,735,863       0.77%
                                        Mks Instrs Inc           ***                             50       1,385       0.00%
                                        Moneygram Intl Inc                                   29,055     812,087       0.23%
                                        on Semiconductor Corp /  Semic    ***                81,233     870,818       0.25%
                                        Opsware Inc              ***                         11,756     111,800       0.03%
                                        Parametric Technology Corp    ***                    12,112     261,740       0.07%
                                        Photronics Inc           ***                          3,104      46,188       0.01%
                                        Plantronics Inc New                                   1,306      34,243       0.01%
                                        Salesforce Com Inc       ***                          2,976     127,551       0.04%
                                        Savvis Inc               ***                         13,497     668,236       0.19%
                                        Semtech Corp             ***                         22,722     393,772       0.11%
                                        Silicon Image Inc        ***                            695       5,963       0.00%
                                        Silicon Laboratories Inc    ***                       8,660     299,723       0.08%
                                        Sra International Inc Cl A    ***                     3,879      97,984       0.03%
                                        Standard Microsystems Corp    ***                    17,257     592,605       0.17%
                                        Synaptics Inc            ***                         11,522     412,372       0.12%
                                        Synnex Corp              ***                         15,412     317,641       0.09%
                                        Tektronix Inc                                        31,979   1,078,971       0.30%
                                        Teradyne Inc             ***                          2,114      37,164       0.01%
                                        Valueclick Inc           ***                            670      19,738       0.01%
                                        Veeco Instrs Inc Del    ***                           6,250     129,625       0.04%
                                        Verifone Hldgs Inc       ***                         19,242     678,281       0.19%
                                        Verisign Inc             ***                         12,775     405,351       0.11%
                                        Vishay Intertechnlgyinc***                            7,626     120,643       0.03%
                                        Western Digital Corp    ***                          31,634     612,118       0.17%
                                        Wind River Systems Inc    ***                         7,191      79,101       0.02%
                                        Wright Express Corp      ***                          3,002     102,879       0.03%
                                                                                                    ------------   ---------
                                                                                                     39,739,271      11.21%
                                                                                                    ------------   ---------

                        Materials
                                        Airgas Inc                                            4,247     203,431       0.06%
                                        Alcoa Inc                                            36,378   1,474,400       0.42%
                                        Allegheny Technologies Inc                           10,419   1,092,745       0.31%
                                        Carpenter Technology Corp                               571      74,407       0.02%
                                        Century Alum Co          ***                         22,542   1,231,469       0.35%
                                        Coeur D Alene Mines Corp Idaho    ***                 9,469      33,994       0.01%
                                        Deltic Timber Corp                                      299      16,391       0.01%
                                        Eagle Materials Inc                                  21,296   1,044,569       0.29%
                                        Eastman Chem Co                                       6,811     438,152       0.12%
                                        Freeport Mcmoran Copper & Gold Com                   13,952   1,155,505       0.33%
                                        Hecla Mng Co             ***                            695       5,935       0.00%
                                        Louisiana-Pac Corp                                   41,675     788,491       0.22%
                                        Lubrizol Corp                                           641      41,377       0.01%
                                        Martin Marietta Materials Inc                         4,478     725,526       0.20%
                                        Meadwestvaco Corp                                     2,198      77,633       0.02%
                                        Metal Management Inc                                 27,993   1,233,652       0.35%
                                        Monsanto Co (New)                                    22,493   1,519,177       0.43%
                                        Newmont Mining Corp                                  28,555   1,115,358       0.31%
                                        Olin Corp                                            18,311     384,531       0.11%
                                        Praxair Inc                                          17,998   1,295,676       0.37%
                                        Quanex Corp                                             375      18,263       0.01%
                                        Reliance Steel &    Aluminum Co                      22,759   1,280,421       0.36%
                                        Rohm & Haas Co                                        1,314      71,850       0.02%
                                        Rti Intl Metals Inc      ***                          4,109     309,695       0.09%
                                        Ryerson Inc                                          23,914     900,362       0.25%
                                        Schnitzer Steel Inds Inc Cl A                        23,309   1,117,433       0.32%
                                        Stillwater Mng Co        ***                          4,043      44,513       0.01%
                                        Texas Industries Inc                                  1,117      87,584       0.02%
                                        Titanium Metals Corp    ***                          27,927     890,871       0.25%
                                        Zoltek Cos Inc           ***                         11,399     473,400       0.13%
                                                                                                    ------------   ---------
                                                                                                     19,146,811       5.40%
                                                                                                    ------------   ---------
                        Telecommunication Services
                                        Sba Communications Corp Cl A    ***                  40,495   1,360,227       0.38%
                                        Leap Wireless International In    ***                12,787   1,080,502       0.30%
                                        Crown Castle International Cor    ***                23,547     854,050       0.24%
                                        Cogent Communications Group In    ***                15,805     472,095       0.13%
                                        Level 3 Communications Inc    ***                    58,291     341,002       0.10%
                                        Golden Telecom Inc       ***                          5,503     302,720       0.09%
                                        Idt Corp            Cl B                              5,699      58,814       0.02%
                                        Dobson Communications Corp Cl A    ***                2,063      22,920       0.00%
                                        American Tower***                                       149       6,258       0.00%
                                                                                                    ------------   ---------
                                                                                                      4,498,588       1.26%
                                                                                                    ------------   ---------
                        Utilities
                                        Aes Corp                 ***                         45,502     995,583       0.28%
                                        Ameren Corp                                           2,728     133,699       0.04%
                                        American Sts Wtr Co                                     175       6,225       0.00%
                                        Aqua Amer Inc                                       121,889   2,741,284       0.77%
                                        Black Hills Corp                                      3,045     121,039       0.03%
                                        California Wtr Svc Group                             22,891     858,183       0.24%
                                        Cms Energy Corp                                         496       8,531       0.00%
                                        Dte Energy Co                                         5,075     244,717       0.07%
                                        Equitable Res Inc                                    59,922   2,969,734       0.84%
                                        Itc Hldgs Corp                                       28,805   1,170,346       0.33%
                                        New Jersey Res Corp                                   2,004     102,244       0.03%
                                        Nrg Energy Inc           ***                         34,652   1,440,484       0.41%
                                        Oneok Inc New                                        12,055     607,692       0.17%
                                        Ormat Technologies Inc                               19,623     739,394       0.21%
                                        Ppl Corp                                             17,342     811,432       0.23%
                                        Questar Corp                                         20,993   1,109,480       0.31%
                                        Reliant Energy Inc       ***                         16,169     435,755       0.12%
                                        Sierra Pacific Resources    ***                       5,081      89,222       0.03%
                                        Southern Un Co New                                   15,338     499,865       0.14%
                                        Wgl Hldgs Inc                                         8,716     284,490       0.08%
                                                                                                    ------------   ---------
                                                                                                     15,369,399       4.33%
                                                                                                    ------------   ---------


                                                                                                    ------------   ---------
                                          Total commsion stocks sold short (cost - $287,774,794)    292,466,421      82.47%
                                                                                                    ------------   ---------


      Common Stocks (Non-United States)

      Bermuda
                        Financial
                                        Everest Reinsurance Group Ltd                         7,789     846,197       0.24%
                                        Partnerre Ltd Bermuda                                 2,209     171,198       0.05%
                                        Platinum Underwriters Holdings                        1,932      67,137       0.02%
                                        Renaissancere Holdings Ltd                            6,971     432,132       0.12%
                                        Willis Group Holdings Ltd  Ber                       17,253     760,167       0.21%
                                                                                                    ------------   ---------
                                                                                                      2,276,831       0.64%
                                                                                                    ------------   ---------
                         Information Technology
                                        Accenture Ltd  Hamilton                               8,016     343,806       0.10%
                                        Loral Space & Communications L    ***                 3,104     152,965       0.04%
                                        Marvell Technology Group Ltd      ***                18,579     338,324       0.09%
                                        Vistaprint Limited       ***                         22,007     841,768       0.24%
                                                                                                    ------------   ---------
                                                                                                      1,676,863       0.47%
                                                                                                    ------------   ---------

                                       Total Bermuda:                                                 3,953,694       1.11%
                                                                                                    ------------   ---------
      Brazil
                        Consumer Staples
                                        Cia De Bebidas Das Americas-Am                          678      47,460       0.01%
                                        Companhia Brasileira De Distri                        8,277     319,906       0.09%
                                                                                                    ------------   ---------
                                                                                                        367,366       0.10%
                                                                                                    ------------   ---------
                        Energy
                                        Petroleo Brasil                                      12,759   1,547,284       0.44%
                                                                                                    ------------   ---------
                                                                                                      1,547,284       0.44%
                                                                                                    ------------   ---------
                        Financial
                                        Banco Itau Hldg Financeira   S                        5,663     251,664       0.07%
                                                                                                    ------------   ---------
                                                                                                        251,664       0.07%
                                                                                                    ------------   ---------
                        Industrial
                                        Embraer-Empresa Brasileira De                         2,064      99,505       0.03%
                                                                                                    ------------   ---------
                                                                                                         99,505       0.03%
                                                                                                    ------------   ---------
                        Materials
                                        Aracruz Celulose Sa Cl B                              1,488      98,565       0.03%
                                        Gerdau Sa Cosg                                        8,136     209,258       0.06%
                                                                                                    ------------   ---------
                                                                                                        307,823       0.09%
                                                                                                    ------------   ---------
                        Utilities
                                        Cia Saneamento Basico Do Estad    ***                 2,380     104,910       0.03%
                                                                                                    ------------   ---------
                                                                                                        104,910       0.03%
                                                                                                    ------------   ---------

                                       Total Brazil:                                                  2,678,552       0.76%
                                                                                                    ------------   ---------
      Canada
                        Consumer Discretionary
                                        Magna Cl-A Com                                          599      54,503       0.02%
                                                                                                    ------------   ---------
                                                                                                         54,503       0.02%
                                                                                                    ------------   ---------
                        Energy
                                        Cameco Corp Com                                       2,355     119,493       0.03%
                                        Cdn Natural Com                                       3,125     207,344       0.06%
                                        Imperial Oil Com                                      1,466      68,081       0.02%
                                        Petro-Canada Common                                   9,639     512,409       0.14%
                                        Suncor Energy Inc Cad Com                             3,051     274,346       0.08%
                                        Talisman Cad Com                                      5,408     104,537       0.03%
                                                                                                    ------------   ---------
                                                                                                      1,286,210       0.36%
                                                                                                    ------------   ---------
                        Industrial
                                        Canadian Natl Railway Cad Com                         2,574     131,094       0.04%
                                        Cdn Pac Rlway                                         2,868     197,376       0.05%
                                                                                                    ------------   ---------
                                                                                                        328,470       0.09%
                                                                                                    ------------   ---------
                        Information Technology
                                        Celestica Inc Cad Sub Vtg Shs***                        275       1,719       0.00%
                                                                                                    ------------   ---------
                                                                                                          1,719       0.00%
                                                                                                    ------------   ---------
                        Materials
                                        Agnico Com                                            3,572     130,378       0.04%
                                        Barrick Gold Corp                                       298       8,663       0.00%
                                        Goldcorp Inc New Cad Npv Cl A Sub Vtg Sh                199       4,714       0.00%
                                        Methanex Cad Com                                        694      17,447       0.01%
                                                                                                    ------------   ---------
                                                                                                        161,202       0.05%
                                                                                                    ------------   ---------
                        Telecommunication Services
                                        Rogers Cl-B Nvtg                                         99       4,207       0.00%
                                                                                                    ------------   ---------
                                                                                                          4,207       0.00%
                                                                                                    ------------   ---------

                                       Total Canada:                                                  1,836,311       0.52%
                                                                                                    ------------   ---------
      Cayman Islands
                        Consumer Staples
                                        Fresh Del Monte Produce Inc                          14,165     354,833       0.10%
                                                                                                    ------------   ---------
                                                                                                        354,833       0.10%
                                                                                                    ------------   ---------
                        Financial
                                        Ace Ltd                                               2,632     164,553       0.05%
                                        Xl Capital Ltd      Cl-A                             11,353     956,944       0.27%
                                                                                                    ------------   ---------
                                                                                                      1,121,497       0.32%
                                                                                                    ------------   ---------
                        Information Technology
                                        Seagate Technology                                   55,974   1,218,554       0.34%
                                                                                                    ------------   ---------
                                                                                                      1,218,554       0.34%
                                                                                                    ------------   ---------

                                       Total Cayman Islands:                                          2,694,884       0.76%
                                                                                                    ------------   ---------
      France
                        Energy
                                        Total Sa                                                744      60,249       0.02%
                                                                                                    ------------   ---------
                                                                                                         60,249       0.02%
                                                                                                    ------------   ---------
                        Healthcare
                                        Sanofi-Aventis                                          482      19,410       0.00%
                                                                                                    ------------   ---------
                                                                                                         19,410       0.00%
                                                                                                    ------------   ---------
                         Information Technology
                                        Alcatel-Lucent Ads                                    1,661      23,254       0.01%
                                                                                                    ------------   ---------
                                                                                                         23,254       0.01%
                                                                                                    ------------   ---------

                                       Total France:                                                    102,913       0.03%
                                                                                                    ------------   ---------
      Germany
                        Industrial
                                        Siemens Ag  Muenchen                                  1,177     168,382       0.05%
                                                                                                    ------------   ---------
                                                                                                        168,382       0.05%
                                                                                                    ------------   ---------
                        Information Technology
                                        Sap Ag  Walldorf/Baden                               11,569     590,829       0.17%
                                                                                                    ------------   ---------
                                                                                                        590,829       0.17%
                                                                                                    ------------   ---------
                        Materials
                                        Basf Ag  Ludwigshafen/Rhein                             349      45,618       0.01%
                                                                                                    ------------   ---------
                                                                                                         45,618       0.01%
                                                                                                    ------------   ---------

                                       Total Germany:                                                   804,829       0.23%
                                                                                                    ------------   ---------
      Great Britain
                        Consumer Staples
                                        Unilever Plc                                          1,687      54,423       0.02%
                                                                                                    ------------   ---------
                                                                                                         54,423       0.02%
                                                                                                    ------------   ---------
                        Energy
                                        Bp Amoco Plc                                         21,110   1,522,875       0.43%
                                                                                                    ------------   ---------
                                                                                                      1,522,875       0.43%
                                                                                                    ------------   ---------
                        Financial
                                        Invesco Plc New                                       2,630      67,986       0.02%
                                                                                                    ------------   ---------
                                                                                                         67,986       0.02%
                                                                                                    ------------   ---------
                        Healthcare
                                        Shire Plc                                             1,910     141,588       0.03%
                                                                                                    ------------   ---------
                                                                                                        141,588       0.03%
                                                                                                    ------------   ---------

                                       Total Great Britian:                                           1,786,872       0.50%
                                                                                                    ------------   ---------
      Hong Kong
                        Energy
                                        Cnooc Ltd                                            10,302   1,171,234       0.33%
                                                                                                    ------------   ---------
                                                                                                      1,171,234       0.33%
                                                                                                    ------------   ---------
                        Telecommunication Services
                                        China Mobile Ltd                                     17,293     932,093       0.26%
                                                                                                    ------------   ---------
                                                                                                        932,093       0.26%
                                                                                                    ------------   ---------

                                       Total Hong Kong:                                               2,103,327       0.59%
                                                                                                    ------------   ---------
      Japan
                        Consumer Discretionary
                                        Alpine Elec                                           4,100      62,714       0.02%
                                        Aoki Holdings                                           300       5,721       0.00%
                                        Asatsu                                                  200       6,753       0.00%
                                        Asics                                                 7,000      86,327       0.02%
                                        Askul Corporation                                     2,600      46,844       0.01%
                                        Autobacs Seven                                          600      18,705       0.01%
                                        Belluna                                               3,300      44,091       0.01%
                                        Calsonic Kansei                                      13,000      53,371       0.02%
                                        Canon Marketing                                       2,200      44,893       0.01%
                                        Casio Computer                                          400       6,232       0.00%
                                        Daihatsu Motor                                       20,000     183,003       0.05%
                                        Daiichikosho                                          1,200      12,992       0.00%
                                        Daimaru                                              15,000     178,914       0.05%
                                        Dentsu                                                   37     104,563       0.03%
                                        Eagle Industry                                        1,000      13,102       0.00%
                                        Edion                                                 4,700      60,931       0.02%
                                        Exedy                                                   900      24,487       0.01%
                                        Foster Electric                                      13,700     194,581       0.05%
                                        Fuji Heavy Ind                                       20,000      95,550       0.03%
                                        Gunze                                                 8,000      46,642       0.01%
                                        Hankyu Department                                     1,000      10,624       0.00%
                                        Heiwa                                                 2,500      30,649       0.01%
                                        Hitachi Koki                                          3,200      54,674       0.02%
                                        Honda Motor                                             323      11,722       0.00%
                                        Honda Motor Co                                        3,600     131,179       0.04%
                                        Isetan                                                5,700      93,465       0.03%
                                        Kadokawa                                                100       2,518       0.00%
                                        Kanto Auto Works                                      8,100     119,636       0.03%
                                        Koito Mfg                                             9,000     108,806       0.03%
                                        Kurabo Industries                                    11,000      30,997       0.01%
                                        Makita                                                4,600     204,122       0.06%
                                        Marui                                                 4,800      60,440       0.02%
                                        Matsushita Electric Industrial                        1,017      20,147       0.01%
                                        Mitsukoshi                                           15,000      74,942       0.02%
                                        Musashi Seimitsu                                        300       7,749       0.00%
                                        Nhk Spring                                            2,000      19,223       0.00%
                                        Nippon Seiki                                          3,000      66,926       0.02%
                                        Nishimatsuya                                          1,500      25,446       0.01%
                                        Nissan Motor                                          7,300      78,087       0.02%
                                        Nissan Shatai                                        23,000     134,839       0.04%
                                        Nissei Build Kgyo                                     9,000      12,535       0.00%
                                        Nissen Hd                                             1,000       5,952       0.00%
                                        Nisshinbo Ind                                         7,000      97,607       0.03%
                                        Nissin Kogyo                                          1,200      33,329       0.01%
                                        Nitori                                                2,600     129,479       0.04%
                                        Noritsu Koki                                          1,900      38,771       0.01%
                                        Panahome                                              1,000       6,146       0.00%
                                        Parco                                                 7,700      97,454       0.03%
                                        Pioneer                                              12,100     164,312       0.05%
                                        Plenus                                                  900      16,361       0.00%
                                        Rakuten                                                  73      24,531       0.01%
                                        Resorttrust                                           1,100      25,252       0.01%
                                        Rhythm Watch                                          1,000       1,441       0.00%
                                        Riken                                                 3,000      15,936       0.00%
                                        Rinnai                                                3,000      93,526       0.03%
                                        Royal Hldg                                            1,700      21,475       0.01%
                                        Ryohin Keikaku                                        4,300     265,670       0.07%
                                        Sakai Ovex                                            3,000       4,786       0.00%
                                        Sankyo                                                2,300      96,660       0.03%
                                        Seiren                                               10,800     107,741       0.03%
                                        Sekisui Chemical                                      6,000      46,301       0.01%
                                        Shikibo                                               1,000       1,409       0.00%
                                        Showa                                                   700       9,307       0.00%
                                        S'Tomo Rubber Ind                                     8,400     100,124       0.03%
                                        Sumitomo Fore                                         2,000      19,321       0.01%
                                        T Rad                                                24,000     140,508       0.04%
                                        Tamron                                                1,300      39,791       0.01%
                                        Toei                                                  3,000      20,114       0.01%
                                        Tokyo Style                                           2,000      22,576       0.01%
                                        Touei Housing                                           500       6,899       0.00%
                                        Toyobo                                               10,000      28,584       0.01%
                                        Toyoda Gosei                                            700      19,725       0.01%
                                        Toyota Auto Body                                        100       1,656       0.00%
                                        United Arrows Ltd                                     1,100      17,717       0.00%
                                        Xebio                                                   300       8,017       0.00%
                                        Yamada Denki                                          2,940     306,629       0.09%
                                        Yamaha Motor                                          1,600      46,382       0.01%
                                                                                                    ------------   ---------
                                                                                                      4,670,631       1.32%
                                                                                                    ------------   ---------
                        Consumer Staples
                                        Aderans                                               1,000      21,013       0.01%
                                        Aeon                                                  3,900      72,319       0.02%
                                        Ariake Japan                                          1,600      29,993       0.01%
                                        Asahi Soft Drinks                                       500       7,389       0.00%
                                        Cawachi Limided                                       2,700      79,801       0.02%
                                        Familymart                                            3,100      81,582       0.02%
                                        Fancl                                                 2,800      41,038       0.01%
                                        Heiwado                                                 100       1,709       0.00%
                                        House Foods                                             100       1,533       0.00%
                                        Itoham Foods                                          3,000      13,264       0.00%
                                        J-Oil Mills                                           8,000      28,115       0.01%
                                        Kirin Holdings                                        7,000     104,466       0.03%
                                        Kose Corp                                             5,300     149,779       0.04%
                                        Kyokuyo                                               6,000      12,389       0.00%
                                        Meiji Seika                                           3,000      13,677       0.01%
                                        Nippon Suisan                                        12,600      80,500       0.02%
                                        Nisshin Oillio                                        2,000      11,596       0.00%
                                        Nisshin Seifun Gr                                     6,500      64,160       0.02%
                                        Npn Flour Mills                                       1,000       3,854       0.00%
                                        Qp                                                    7,800      74,782       0.02%
                                        Shiseido                                              6,000     127,778       0.04%
                                        Sugi Pharmacy                                         3,400      77,501       0.02%
                                        Sundrug                                               4,200      91,485       0.03%
                                        Toyo Suisan                                           1,000      17,976       0.01%
                                        Valor                                                 1,800      20,479       0.01%
                                                                                                    ------------   ---------
                                                                                                      1,228,178       0.35%
                                                                                                    ------------   ---------
                        Energy
                                        Cosmo Oil                                            57,000     313,859       0.09%
                                        Modec                                                   900      35,200       0.01%
                                        Nippon Mining                                        13,000     124,426       0.04%
                                        Nippon Oil                                            1,000       9,280       0.00%
                                                                                                    ------------   ---------
                                                                                                        482,765       0.14%
                                                                                                    ------------   ---------
                        Financial
                                        77 Bank                                               3,000      19,434       0.01%
                                        Aeon Credit                                             500       7,911       0.00%
                                        Aichi Bank                                              100      10,915       0.00%
                                        Aiful                                                 2,650      75,963       0.02%
                                        Aioi Insurance                                       23,000     149,180       0.04%
                                        Bank Of Okinawa                                         500      18,138       0.01%
                                        Bank Of Yokohama                                      5,000      34,981       0.01%
                                        Chiba Bk                                              9,000      79,728       0.02%
                                        Chugoku Bank                                         18,000     249,532       0.07%
                                        Credit Saison                                         1,900      49,387       0.01%
                                        Daishi Bank                                           3,000      13,045       0.00%
                                        Daito Bank                                            3,000       4,178       0.00%
                                        Gunma Bank                                            2,000      13,426       0.00%
                                        Heiwa Real Estat                                      4,000      29,216       0.01%
                                        Higo Bank                                             1,000       6,875       0.00%
                                        Hyakugo Bank                                          6,000      40,617       0.01%
                                        Jaccs                                                 7,000      26,357       0.01%
                                        Joyo Bank                                             5,000      31,013       0.01%
                                        Juroku Bank                                           8,000      50,723       0.01%
                                        Kagoshima Bank                                        3,000      22,616       0.01%
                                        Millea Holdings                                         900      36,876       0.01%
                                        Mitsubishi Ufj Lease & Finance                        1,030      46,206       0.01%
                                        Mitsui Sumi Ins                                      24,000     307,446       0.09%
                                        Mitsui Trust Hldgs                                    1,000       8,697       0.00%
                                        Mizuho Financial                                         42     290,101       0.08%
                                        Nagoya Bank                                           9,000      58,739       0.02%
                                        Nipponkoa Ins                                        25,000     224,705       0.06%
                                        Nissay Dowa                                          16,000      99,632       0.03%
                                        Ogaki Kyoritsu Bk                                    27,000     135,333       0.04%
                                        Omc Card                                              5,300      38,539       0.01%
                                        Pocket Card                                             700       4,030       0.00%
                                        Promise                                               2,400      73,849       0.02%
                                        Resona Hldgs                                             32      76,440       0.02%
                                        San-In Godo Bk                                        2,000      19,062       0.01%
                                        Sanyo Shinpan                                         3,950     111,948       0.03%
                                        Sbi Hldg                                                 94      29,800       0.01%
                                        Sfcg                                                     40       6,682       0.00%
                                        Shinko Sec                                           52,000     268,642       0.08%
                                        Shizuoka Bank                                         3,000      30,366       0.01%
                                        Smfg                                                      7      65,185       0.02%
                                        Sompo Jpn                                            11,000     134,410       0.04%
                                        Suncity                                                  18      11,544       0.00%
                                        Suruga Bank                                           4,000      50,302       0.01%
                                        Takagi Securities                                     5,000      20,365       0.01%
                                        Takefuji                                              1,760      59,002       0.02%
                                        Tochigi Bank                                          3,000      19,580       0.01%
                                        Urban                                                10,200     185,425       0.05%
                                                                                                    ------------   ---------
                                                                                                      3,346,141       0.94%
                                                                                                    ------------   ---------
                        Healthcare
                                        Astellas Pharma                                       2,300      99,826       0.03%
                                        Dainip Sumit Pharma                                   1,000       9,992       0.00%
                                        Eisai                                                   200       8,713       0.00%
                                        Kissei Pharm                                          3,000      52,715       0.01%
                                        Kyowa Hakko Kogyo                                     3,000      28,252       0.01%
                                        Miraca                                                4,400      88,004       0.03%
                                        Mochida Pharm                                         3,000      28,252       0.01%
                                        Nipro                                                 1,000      20,527       0.01%
                                        Paramount Bed                                           500       7,668       0.00%
                                        Sysmex Corp                                           2,100      77,372       0.02%
                                        Takeda Pharmaceutical                                 2,300     148,249       0.04%
                                        Terumo                                                  800      30,835       0.01%
                                        Towa Pharm                                              200       8,178       0.00%
                                        Tsumura                                               3,900      71,845       0.02%
                                                                                                    ------------   ---------
                                                                                                        680,428       0.19%
                                                                                                    ------------   ---------
                        Industrial
                                        Aichi                                                   400       5,464       0.00%
                                        Arrk                                                  4,400      39,655       0.01%
                                        Asahi Diamond Ind                                     3,000      22,252       0.01%
                                        Ckd                                                  14,800     157,953       0.05%
                                        Cntrl Jr                                                  1      10,527       0.00%
                                        Daimei Tele Eng                                       6,000      63,598       0.02%
                                        Daiseki                                               1,000      20,851       0.01%
                                        East Jpn Rail                                            33     253,856       0.07%
                                        Fuji Electric Holdings                               60,000     304,142       0.09%
                                        Fujikura                                              4,000      29,702       0.01%
                                        Hankyu Hanshin Hldg                                   1,000       5,271       0.00%
                                        Hino Motors                                          21,000     125,325       0.04%
                                        Hitachi High-Tech                                       100       2,591       0.00%
                                        Hitachi Transsys                                      1,900      20,970       0.01%
                                        Iwasaki Electric                                     24,000      62,577       0.02%
                                        Keio Ele Rl                                          13,000      86,319       0.03%
                                        Kimmon Mfg         ***                                3,000       4,154       0.00%
                                        Kintetsu Corp                                        27,000      81,113       0.02%
                                        Kioritz                                               6,000      18,511       0.01%
                                        Kyowa Exeo                                           14,000     162,225       0.05%
                                        Maeda                                                 8,000      35,435       0.01%
                                        Maeda Road Const                                      2,000      17,701       0.00%
                                        Makino Milling                                        2,000      28,503       0.01%
                                        Marubeni                                             10,000      82,190       0.02%
                                        Matsushita Elec Works                                18,000     229,710       0.07%
                                        Misumi                                                1,000      16,924       0.00%
                                        Miura                                                 8,500     261,549       0.07%
                                        Nabtesco                                              1,000      14,567       0.00%
                                        Nagase                                                1,000      13,337       0.00%
                                        Nagoya Railroad                                       1,000       2,915       0.00%
                                        Nichias                                               5,000      52,998       0.01%
                                        Nichiha                                               2,300      28,719       0.01%
                                        Nippo Corporation                                     1,000       8,300       0.00%
                                        Nippon Konpo Unyu                                     3,000      38,698       0.01%
                                        Nippon Thompson                                       6,000      53,638       0.02%
                                        Nippon Yusen                                          3,000      27,475       0.01%
                                        O-M                                                  17,000     147,293       0.04%
                                        Organo                                               10,000     199,198       0.06%
                                        Rasa Industries                                       3,000       8,600       0.00%
                                        Sagami Railway                                        1,000       3,288       0.00%
                                        Sato                                                    300       5,587       0.00%
                                        Seino Hld                                            12,000     113,397       0.03%
                                        Shimizu                                               2,000      11,579       0.00%
                                        Sintokogio                                              900      13,184       0.00%
                                        Smc                                                   1,600     212,478       0.06%
                                        Sojitz                                               15,700      70,176       0.02%
                                        Takisawa Machine                                      8,000      20,211       0.01%
                                        Thk                                                   5,500     137,617       0.04%
                                        Tokyu                                                13,000      86,740       0.02%
                                        Toppan Printing                                       7,000      75,104       0.02%
                                        Tsugami                                              12,000      57,330       0.02%
                                        Ushio                                                 6,800     150,597       0.04%
                                        Wakachiku Const    ***                               36,000      42,269       0.01%
                                        West Jpn Rail                                            13      60,424       0.02%
                                        Yamato Hldg                                           1,000      14,114       0.00%
                                        Yuasa Trading                                         6,000      10,640       0.00%
                                                                                                    ------------   ---------
                                                                                                      3,829,541       1.08%
                                                                                                    ------------   ---------
                        Information Technology
                                        Advantest                                             2,400     104,360       0.03%
                                        Alps Electric                                         3,100      30,925       0.01%
                                        Argo Graphics                                         1,500      21,317       0.01%
                                        Cmk                                                   2,700      28,335       0.01%
                                        Dts Corporation                                         500      15,588       0.00%
                                        Enplas                                                5,200      85,056       0.02%
                                        Epson Toyokom                                         9,000      66,391       0.02%
                                        Fujitsu                                              15,000     110,288       0.03%
                                        Hitachi Kokusai Elec                                  1,000      12,308       0.00%
                                        Hoya                                                  2,100      69,549       0.02%
                                        Icom                                                    700      19,612       0.01%
                                        Japan Aviation Elec                                  23,000     308,790       0.09%
                                        Kaga Electronics                                        900      15,997       0.00%
                                        Keyence                                                 300      65,420       0.02%
                                        Kyocera                                               1,200     127,681       0.04%
                                        Lasertec                                              1,400      33,443       0.01%
                                        Meiko Electronics                                     1,000      37,087       0.01%
                                        Mimasu Semicond                                         800      16,843       0.00%
                                        Nichicon                                              1,100      15,668       0.00%
                                        Nidec                                                   700      41,038       0.01%
                                        Nidec Sankyo                                          8,000      57,071       0.02%
                                        Nihon Unisys                                          7,000     100,328       0.03%
                                        Nippon Elec Glass                                     2,000      35,224       0.01%
                                        Nri                                                     800      23,515       0.01%
                                        Obic Business Consultant                                 50       3,004       0.00%
                                        Oki Electric Ind   ***                               62,000     114,968       0.03%
                                        Otsuka Shokai                                           900      85,339       0.02%
                                        Sanken Electric                                       4,000      38,706       0.01%
                                        Shimadzu                                              5,000      52,472       0.01%
                                        Shindengen Elec                                       7,000      33,669       0.01%
                                        Shinkawa                                                100       2,097       0.00%
                                        Smk                                                   9,000      59,832       0.02%
                                        Tamura                                                3,000      15,887       0.00%
                                        Tdk                                                     600      57,913       0.02%
                                        Trend                                                 3,000      96,684       0.03%
                                                                                                    ------------   ---------
                                                                                                      2,002,405       0.56%
                                                                                                    ------------   ---------
                        Materials
                                        Achilles                                              5,000       8,462       0.00%
                                        Adeka                                                 2,500      26,499       0.01%
                                        Air Water                                             1,000      10,470       0.00%
                                        Dic Corporation                                       9,000      34,690       0.01%
                                        Fuji Seal                                             6,300     138,504       0.04%
                                        Godo Steel                                           13,000      61,266       0.02%
                                        Hitachi Chemical                                      3,800      85,850       0.03%
                                        Hokuetsu Paper                                        1,500       8,187       0.00%
                                        Jsr                                                   1,700      40,953       0.01%
                                        Kuraray                                              26,000     304,223       0.09%
                                        Kurimoto                                              3,000      10,421       0.00%
                                        M'Bishi Paper Mls                                     4,000       9,004       0.00%
                                        M'Bishi Shindoh                                       2,000       6,057       0.00%
                                        Mitsubishi Gas Chem                                  16,000     146,014       0.04%
                                        Mitsubishi Rayon                                     23,000     163,707       0.05%
                                        Mitsui Mining and Smelting                            2,000       9,328       0.00%
                                        Neturen                                               1,400      15,395       0.01%
                                        Nippon Kayaku                                         5,000      39,516       0.01%
                                        Nippon Soda                                           2,000       7,741       0.00%
                                        Nissan Chem Ind                                       3,000      35,200       0.01%
                                        Nitto Denko                                           1,900      95,696       0.03%
                                        Rengo                                                13,000      64,003       0.02%
                                        Shinagawa Refrac                                      3,000      12,705       0.00%
                                        Shin-Etsu Polymer                                    22,900     311,898       0.09%
                                        Showa Denko                                          82,000     296,142       0.08%
                                        Sumitomo Bakelite                                     3,000      20,964       0.01%
                                        Taiheiyo Cement                                       3,000      13,264       0.00%
                                        Taiyo Ink Mfg                                         1,800      55,970       0.02%
                                        Teijin                                                3,000      16,373       0.01%
                                        Tokyo Rope Mfg                                        4,000       7,709       0.00%
                                        Tokyo Steel Mfg                                         700      10,962       0.00%
                                        Toray Industries                                     40,000     295,073       0.08%
                                        Tosoh                                                24,000     133,123       0.04%
                                        Toyo Ink Mfg                                         20,000      76,116       0.02%
                                        Yamato Kogyo                                            100       3,960       0.00%
                                                                                                    ------------   ---------
                                                                                                      2,575,445       0.73%
                                                                                                    ------------   ---------
                        Utilities
                                        Chubu Ele                                             1,000      26,479       0.01%
                                        Hokuriku Ele                                            100       1,931       0.00%
                                        Okinawa Ele                                             400      23,386       0.01%
                                        Osaka Gas                                            15,000      55,630       0.01%
                                        Tokyo Ele                                               500      16,033       0.00%
                                        Tokyo Gas                                            12,000      56,747       0.02%
                                                                                                    ------------   ---------
                                                                                                        180,206       0.05%
                                                                                                    ------------   ---------

                                       Total Japan:                                                  18,995,740       5.36%
                                                                                                    ------------   ---------
      Mexico
                        Materials
                                        Cemex S.A.B. De C.V.    ***                          18,235     674,016       0.19%
                                                                                                    ------------   ---------
                                       Total Mexico:                                                    674,016       0.19%
                                                                                                    ------------   ---------
      Norway
                        Energy
                                        Den Norske Stats Oljeselskap A                        2,580      80,006       0.02%
                                                                                                    ------------   ---------
                                       Total Norway:                                                     80,006       0.02%
                                                                                                    ------------   ---------
      People's Republic of China
                        Information Technology
                                        Sohu.Com Inc             ***                         33,192   1,061,812       0.30%
                                                                                                    ------------   ---------
                                       Total People's Republic of China:                              1,061,812       0.30%
                                                                                                    ------------   ---------
      Peru
                        Materials
                                        Compania De Minas Buenaventura                        1,364      51,095       0.01%
                                                                                                    ------------   ---------
                                       Total Peru:                                                       51,095       0.01%
                                                                                                    ------------   ---------
      South Korea
                        Utilities
                                        Korea El.Pwr(Dtc)                                     7,892     172,835       0.05%
                                                                                                    ------------   ---------
                                       Total South Korea:                                               172,835       0.05%
                                                                                                    ------------   ---------
      Spain
                        Energy
                                        Repsol Ypf Sa                                           942      36,455       0.01%
                                                                                                    ------------   ---------
                                       Total Spain:                                                      36,455       0.01%
                                                                                                    ------------   ---------
       Taiwan Republic of China
                         Information Technology
                                        Au Optronics Corp   Sponsored                         2,601      44,737       0.01%
                                        Taiwan Semiconductor Manufactu                        5,011      55,772       0.02%
                                                                                                    ------------   ---------
                                       Total Taiwan Republic of China:                                  100,509       0.03%
                                                                                                    ------------   ---------
       Turkey
                         Telecommunication Services
                                        Turkcell Iletisim Hizmetleri                          1,154      19,214       0.01%
                                                                                                    ------------   ---------
                                       Total Turkey:                                                     19,214       0.01%
                                                                                                    ------------   ---------




                                         Total common stocks sold short(Non-United States)
                                           (proceeds-$36,544,801)                                    37,153,064      10.48%
                                                                                                    ------------   ---------


                                              Total investment securities sold short
                                                (proceeds-$324,319,595)                            $329,619,485      92.95%
                                                                                                   =============   =========

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                                     REGISTRANT PURCHASE OF EQUITY SECURITIES

------------------------- ----------------------- ----------------------- ----------------------- --------------------------
                                                                                                  Maximum Number (or
                                                                          Total Number of         Approximate Dollar
                                                                          Shares Purchased as     Value) of Shares that
                                                                          Part of Publicly        May Yet Be Purchased
                          Total Number of         Average Price Paid      Announced Plans or      Under the Plans or
Period                    Shares Purchased        Per Share               Programs                Programs
------------------------- ----------------------- ----------------------- ----------------------- --------------------------
1/01/2007
   To
1/31/2007                 None                    None                    None                    None
------------------------- ----------------------- ----------------------- ----------------------- --------------------------

2/01/2007
   To
2/28/2007                 None                    None                    None                    None
------------------------- ----------------------- ----------------------- ----------------------- --------------------------

3/01/2007
   To
3/31/2007                 4,311.718               $1,271.30               4,311.718 (1)           None
------------------------- ----------------------- ----------------------- ----------------------- --------------------------

4/01/2007
   To
4/30/2007                 None                    None                    None                    None
------------------------- ----------------------- ----------------------- ----------------------- --------------------------

5/01/2007
   To
5/31/2007                 None                    None                    None                    None
------------------------- ----------------------- ----------------------- ----------------------- --------------------------
6/01/2007
   To
6/30/2007                 8,618.678               $1,372.41               8,618.678 (2)           None
------------------------- ----------------------- ----------------------- ----------------------- --------------------------

Total                     12,930.396                                      12,930.396
------------------------- ----------------------- ----------------------- ----------------------- --------------------------

1) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on February 15, 2007 that expired on March 15, 2007. In connection with this repurchase offer, the Trust offered to repurchase up to 60,469.483 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of March 31, 2007.

2) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on May 15, 2007 that expired on June 15, 2007. In connection with this repurchase offer, the Trust offered to repurchase up to 65,627.736 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of June 30, 2007.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)   (1)   Not Applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3)   Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  The Campbell Multi-Strategy Trust

By          /s/ Greg T. Donovan
            -------------------
            Greg T. Donovan, Senior Vice President of Accounting and Finance

Date        September 10, 2007
            ------------------

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ Theresa D. Becks
            --------------------
            Theresa D. Becks, Chief Executive Officer

Date        September 10, 2007


By          /s/ Greg T. Donovan
            -------------------
            Greg T. Donovan, Senior Vice President of Accounting and Finance

Date        September 10, 2007
            ------------------